Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Abacus Property Group	196,262	$347,514
Adbri Ltd.	174,808	184,568
AGL Energy Ltd.	382,357	2,104,871
Allkem Ltd.(a)	374,897	3,078,840
ALS Ltd.	324,133	2,828,946
Altium Ltd.	90,431	2,305,199
Alumina Ltd.	1,735,621	1,761,552
AMP Ltd.	1,961,159	1,482,748
Ampol Ltd.	127,295	2,539,881
Ansell Ltd.	67,919	1,208,625
APA Group	653,113	4,459,083
ARB Corp. Ltd.	46,026	983,247
Aristocrat Leisure Ltd.	320,625	8,110,356
ASX Ltd.	103,053	4,689,893
Atlas Arteria Ltd.	890,465	3,871,587
Aurizon Holdings Ltd.	869,243	1,976,352
Australia & New Zealand Banking Group Ltd.	1,545,573	25,097,372
Bank of Queensland Ltd.	283,376	1,094,292
Bapcor Ltd.	285,223	1,244,597
Beach Energy Ltd.	1,403,852	1,381,795
Bega Cheese Ltd.	215,254	542,018
Bellevue Gold Ltd.(a)	1,005,893	944,286
Bendigo & Adelaide Bank Ltd.	354,265	2,039,590
BHP Group Ltd.	2,678,969	79,505,032
BlueScope Steel Ltd.	305,031	4,054,384
Boral Ltd.(a)	239,939	658,599
BrainChip Holdings Ltd.(a)(b)	1,630,906	441,487
Brambles Ltd.	763,028	7,228,031
Breville Group Ltd.	96,134	1,320,640
BWP Trust	420,160	1,083,059
carsales.com Ltd.	140,892	2,234,308
Chalice Mining Ltd.(a)	304,230	1,617,404
Challenger Ltd.	310,482	1,249,387
Charter Hall Group	313,331	2,331,135
Charter Hall Long Wale REIT	656,060	1,899,150
Charter Hall Retail REIT	394,329	1,015,052
Cleanaway Waste Management Ltd.	1,504,808	2,423,429
Cochlear Ltd.	35,525	5,824,948
Coles Group Ltd.	693,937	8,382,881
Commonwealth Bank of Australia	893,522	59,129,796
Computershare Ltd.	336,768	5,013,066
Core Lithium Ltd.(a)(b)	1,160,003	763,588
Corporate Travel Management Ltd.(b)	91,258	1,276,814
Credit Corp. Group Ltd.	37,515	451,740
Cromwell Property Group	558,604	211,674
CSL Ltd.	256,475	51,201,807
CSR Ltd.	243,162	851,243
De Grey Mining Ltd.(a)(b)	1,330,959	1,428,536
Deterra Royalties Ltd.	601,069	1,843,099
Dexus	585,923	3,036,830
Domino’s Pizza Enterprises Ltd.	29,884	1,005,882
Downer EDI Ltd.	439,792	1,040,431
Eagers Automotive Ltd.	142,445	1,345,176
Endeavour Group Ltd./Australia	794,156	3,579,419
Evolution Mining Ltd.	982,780	2,317,375
Flight Centre Travel Group Ltd.(a)(b)	97,468	1,279,924
Fortescue Metals Group Ltd.	900,054	12,593,213
Gold Road Resources Ltd.	1,261,348	1,569,475
Security	Shares	Value

Australia (continued)
Goodman Group	886,858	$11,433,045
GPT Group (The)	1,092,923	3,213,764
GrainCorp Ltd., Class A	215,305	975,501
Growthpoint Properties Australia Ltd.	114,238	247,628
Harvey Norman Holdings Ltd.	272,232	653,794
Healius Ltd.	344,831	685,279
HUB24 Ltd.	114,026	2,156,046
IDP Education Ltd.	90,747	1,704,843
IGO Ltd.	313,442	2,886,451
Iluka Resources Ltd.	163,322	1,200,084
Imugene Ltd.(a)	5,109,313	426,516
Incitec Pivot Ltd.	1,228,557	2,617,583
Ingenia Communities Group	343,514	979,072
Insignia Financial Ltd.	320,055	635,235
Insurance Australia Group Ltd.	1,323,125	4,383,627
InvoCare Ltd.(b)	79,142	584,508
IPH Ltd.	175,521	949,511
IRESS Ltd.	87,013	597,865
James Hardie Industries PLC	240,420	5,364,996
JB Hi-Fi Ltd.	76,244	2,256,496
Lendlease Corp. Ltd.	380,807	1,891,234
Link Administration Holdings Ltd.	273,154	385,373
Liontown Resources Ltd.(a)(b)	1,385,491	2,547,939
Lottery Corp. Ltd. (The)	1,438,413	4,822,975
Lynas Rare Earths Ltd.(a)	472,364	2,028,758
Macquarie Group Ltd.	192,879	23,529,653
Magellan Financial Group Ltd.	99,468	539,067
Medibank Pvt Ltd.	1,494,860	3,537,673
Megaport Ltd.(a)(b)	142,103	537,313
Mesoblast Ltd.(a)(b)	516,150	294,790
Metcash Ltd.	515,684	1,336,403
Mineral Resources Ltd.	96,861	4,778,213
Mirvac Group	2,136,453	3,429,916
Monadelphous Group Ltd.	74,413	613,394
Nanosonics Ltd.(a)(b)	187,840	715,602
National Australia Bank Ltd.	1,676,582	32,276,132
National Storage REIT	896,843	1,493,763
New Hope Corp. Ltd.	384,122	1,357,839
Newcrest Mining Ltd.	476,080	9,090,679
NEXTDC Ltd.(a)	180,245	1,383,120
nib holdings Ltd.	235,976	1,210,814
Nine Entertainment Co. Holdings Ltd.	656,185	905,149
Northern Star Resources Ltd.	677,924	6,046,950
Novonix Ltd.(a)(b)	408,975	270,917
Nufarm Ltd./Australia	271,476	1,009,408
Orica Ltd.	251,931	2,719,296
Origin Energy Ltd.	977,635	5,420,512
Orora Ltd.	482,491	1,102,752
Paladin Energy Ltd.(a)	2,472,241	1,087,344
Perpetual Ltd.	51,668	844,403
Perseus Mining Ltd.	1,389,020	2,052,822
PEXA Group Ltd.(a)	100,591	892,718
Pilbara Minerals Ltd.	1,494,928	4,254,879
PointsBet Holdings Ltd.(a)(b)	228,822	238,419
PolyNovo Ltd.(a)	669,161	726,961
Premier Investments Ltd.	62,008	1,079,145
Pro Medicus Ltd.(b)	47,997	1,970,127
Qantas Airways Ltd.(a)	575,543	2,538,112
QBE Insurance Group Ltd.	800,581	8,186,575
Qube Holdings Ltd.	610,371	1,248,694

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Ramelius Resources Ltd.	1,101,564	$961,345
Ramsay Health Care Ltd.	104,336	4,486,575
REA Group Ltd.	32,253	3,033,344
Reece Ltd.	157,020	1,912,756
Region RE Ltd.	922,753	1,510,048
Regis Resources Ltd.(a)	386,163	546,395
Reliance Worldwide Corp. Ltd.	437,361	1,192,740
Rio Tinto Ltd.	194,542	14,591,547
Sandfire Resources Ltd.(a)	307,513	1,339,788
Santos Ltd.	1,913,801	9,065,854
Scentre Group	2,811,567	5,395,663
SEEK Ltd.	187,907	3,065,945
Seven Group Holdings Ltd.	82,503	1,303,180
Silex Systems Ltd.(a)	137,972	308,326
Silver Lake Resources Ltd.(a)	1,237,297	1,043,078
Sims Ltd.	102,886	1,078,219
Sonic Healthcare Ltd.	261,565	6,165,856
South32 Ltd.	2,653,382	7,500,449
Star Entertainment Grp Ltd. (The)(a)	796,469	675,147
Steadfast Group Ltd.	760,650	2,998,790
Stockland	1,319,401	3,911,200
Suncorp Group Ltd.	679,249	5,655,446
Tabcorp Holdings Ltd.	1,516,497	1,057,779
Technology One Ltd.	139,315	1,404,548
Telstra Corp. Ltd.	2,229,364	6,467,862
Transurban Group	1,624,811	16,204,723
Treasury Wine Estates Ltd.	398,439	3,690,779
United Malt Grp Ltd.	575,178	1,685,095
Ventia Services Group Pty Ltd.	251,576	438,159
Vicinity Ltd.	2,043,407	2,856,621
Viva Energy Group Ltd.(c)	854,383	1,766,008
Washington H Soul Pattinson & Co. Ltd.	104,808	2,193,993
Waypoint REIT Ltd	1,018,156	1,768,301
Webjet Ltd.(a)	325,283	1,608,636
Weebit Nano Ltd.(a)(b)	88,865	314,723
Wesfarmers Ltd.	603,542	20,878,569
Westpac Banking Corp.	1,837,297	27,502,821
Whitehaven Coal Ltd.	441,269	2,117,551
WiseTech Global Ltd.	76,807	3,518,198
Woodside Energy Group Ltd.	996,781	22,617,283
Woolworths Group Ltd.	621,568	16,034,475
Worley Ltd.	216,216	2,172,423
Xero Ltd.(a)	78,379	4,892,866
Zip Co. Ltd.(a)(b)	319,371	109,108
		748,875,115
Austria — 0.3%
ams-OSRAM AG(a)(b)	170,532	1,177,707
ANDRITZ AG	30,733	1,995,979
BAWAG Group AG(c)	38,314	1,868,728
CA Immobilien Anlagen AG(a)	19,537	566,801
Erste Group Bank AG	186,308	6,774,011
IMMOFINANZ AG(a)(b)	18,795	307,058
Kontron AG	22,239	430,357
Lenzing AG(a)	7,161	468,653
Oesterreichische Post AG(b)	46,731	1,800,136
OMV AG	91,143	4,313,135
Raiffeisen Bank International AG(a)	114,017	1,751,494
Schoeller-Bleckmann Oilfield Equipment AG	14,399	904,359
UNIQA Insurance Group AG	61,179	548,940
Verbund AG	41,498	3,695,836
Security	Shares	Value

Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,694	$579,456
voestalpine AG(b)	61,677	2,138,448
Wienerberger AG	82,198	2,476,194
		31,797,292
Belgium — 1.0%
Ackermans & van Haaren NV	15,518	2,729,544
Aedifica SA	12,998	1,085,748
Ageas SA/NV	85,171	3,794,842
Anheuser-Busch InBev SA/NV	474,204	30,832,471
Argenx SE(a)	29,137	11,239,542
Barco NV	49,456	1,444,369
Bekaert SA	17,828	829,966
bpost SA	52,590	258,743
Cofinimmo SA	15,368	1,468,177
Deme Group NV(a)	7,200	952,735
D’ieteren Group	15,028	2,829,605
Elia Group SA/NV	15,618	2,141,540
Etablissements Franz Colruyt NV(b)	35,025	972,914
Euronav NV	94,711	1,622,477
Fagron	39,972	743,013
Galapagos NV(a)(b)	29,812	1,156,685
Groupe Bruxelles Lambert NV	54,866	4,924,300
KBC Ancora	26,551	1,277,847
KBC Group NV	129,435	9,253,101
Kinepolis Group NV(a)(b)	8,350	422,619
Melexis NV	14,546	1,386,595
Montea NV	6,587	577,107
Ontex Group NV(a)(b)	28,845	247,408
Proximus SADP	87,013	741,749
Retail Estates NV	5,838	432,530
Sofina SA	6,723	1,543,552
Solvay SA	39,824	4,779,622
Telenet Group Holding NV	26,763	620,814
UCB SA	67,594	6,283,376
Umicore SA	113,937	3,740,040
VGP NV	11,510	1,204,979
Warehouses De Pauw CVA	87,020	2,602,044
		104,140,054
Bermuda — 0.0%
Brookfield Reinsurance Ltd.	28,422	921,772

Canada — 10.2%
Advantage Energy Ltd.(a)	157,372	885,098
Agnico Eagle Mines Ltd.	273,046	15,489,770
Air Canada(a)	132,474	1,853,864
Alamos Gold Inc., Class A	178,089	2,301,612
Algonquin Power & Utilities Corp.	410,913	3,493,905
Alimentation Couche-Tard Inc.	438,884	21,904,518
Allied Properties REIT	64,645	1,086,920
AltaGas Ltd.	195,394	3,417,971
Altus Group Ltd.	22,602	897,507
ARC Resources Ltd.	362,782	4,506,492
Aritzia Inc.(a)	40,122	1,275,162
Atco Ltd., Class I, NVS	27,128	896,424
ATS Corp.(a)	39,906	1,710,699
Aurora Cannabis Inc.(a)(b)	206,917	120,651
B2Gold Corp.	657,105	2,585,061
Badger Infrastructure Solutions Ltd.	38,890	852,230
Ballard Power Systems Inc.(a)(b)	152,991	676,397

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Bank of Montreal	355,870	$32,079,125
Bank of Nova Scotia (The)	626,814	31,288,652
Barrick Gold Corp.	929,013	17,663,487
Bausch Health Companies Inc.(a)	165,689	1,219,264
Baytex Energy Corp.(a)	469,227	1,766,290
BCE Inc.	16,128	775,182
Birchcliff Energy Ltd.	228,991	1,387,619
BlackBerry Ltd.(a)	255,981	997,586
Boardwalk REIT	24,888	1,065,435
Bombardier Inc., Class B(a)	64,437	2,783,226
Boralex Inc., Class A	61,058	1,780,117
Boyd Group Services Inc.	10,765	1,795,292
Brookfield Asset Management Ltd.	192,640	6,458,065
Brookfield Corp.	738,288	23,954,785
Brookfield Infrastructure Corp., Class A	57,335	2,443,038
Brookfield Renewable Corp., Class A	71,036	2,373,547
BRP Inc.	15,092	1,127,514
CAE Inc.(a)	189,444	4,263,311
Cameco Corp.	237,488	6,529,452
Canada Goose Holdings Inc.(a)(b)	26,248	514,556
Canadian Apartment Properties REIT	42,503	1,556,943
Canadian Imperial Bank of Commerce	468,485	19,640,512
Canadian National Railway Co.	309,194	36,856,354
Canadian Natural Resources Ltd.	592,424	36,100,325
Canadian Pacific Kansas City Ltd.	489,935	38,620,554
Canadian Tire Corp. Ltd., Class A, NVS	29,456	3,861,446
Canadian Utilities Ltd., Class A, NVS	24,716	714,563
Canadian Western Bank	82,274	1,475,631
Canfor Corp.(a)	36,740	552,110
Canopy Growth Corp.(a)(b)	222,188	286,990
Capital Power Corp.	39,005	1,271,329
CCL Industries Inc., Class B, NVS	94,441	4,440,961
Celestica Inc.(a)	67,586	733,302
Cenovus Energy Inc.	756,826	12,702,678
Centerra Gold Inc.	88,282	596,865
CGI Inc.(a)	112,657	11,434,081
Choice Properties REIT	158,447	1,712,119
CI Financial Corp.	132,163	1,301,291
Cineplex Inc.(a)(b)	35,070	229,857
Cogeco Communications Inc.	7,079	343,069
Colliers International Group Inc.	13,035	1,386,192
Constellation Software Inc./Canada	11,052	21,631,852
Converge Technology Solutions Corp.(a)	211,633	515,473
Crescent Point Energy Corp.	264,165	1,953,673
Crombie REIT	41,592	473,372
Cronos Group Inc.(a)	119,422	222,123
Definity Financial Corp.	46,404	1,258,698
Denison Mines Corp.(a)	688,039	756,673
Descartes Systems Group Inc. (The)(a)	38,244	3,030,502
Dollarama Inc.	147,614	9,143,276
Dream Industrial REIT(b)	122,252	1,339,056
Dream Office REIT	24,512	241,167
Dye & Durham Ltd.	57,867	615,893
ECN Capital Corp.	288,063	671,867
Eldorado Gold Corp.(a)	81,665	902,332
Element Fleet Management Corp.	209,960	2,746,054
Emera Inc.	144,348	6,142,128
Empire Co. Ltd., Class A, NVS	114,343	3,070,302
Enbridge Inc.	1,066,758	42,415,215
Enerplus Corp.	142,390	2,129,255
Security	Shares	Value

Canada (continued)
Enghouse Systems Ltd.	24,052	$661,991
Equinox Gold Corp.(a)	211,339	1,049,793
ERO Copper Corp.(a)	54,299	1,069,268
Fairfax Financial Holdings Ltd.	12,464	8,710,127
Finning International Inc.	114,964	2,979,212
First Capital Real Estate Investment Trust	58,396	685,744
First Majestic Silver Corp.	149,122	1,053,325
First Quantum Minerals Ltd.	349,803	8,499,476
FirstService Corp.	27,357	4,115,110
Fortis Inc.	245,708	10,788,773
Franco-Nevada Corp.	99,836	15,148,751
Freehold Royalties Ltd.	145,231	1,581,103
George Weston Ltd.	46,203	6,203,823
GFL Environmental Inc.	112,145	4,073,259
Gibson Energy Inc.	132,442	2,247,364
Gildan Activewear Inc.	125,734	4,094,464
goeasy Ltd.	17,905	1,226,265
Granite REIT	24,058	1,496,200
Great-West Lifeco Inc.	157,535	4,478,908
H&R Real Estate Investment Trust	85,277	739,569
Home Capital Group Inc.	22,229	714,524
Hudbay Minerals Inc.	249,445	1,250,125
Hydro One Ltd.(c)	201,923	5,913,795
iA Financial Corp. Inc.	58,524	3,926,942
IAMGOLD Corp.(a)	205,848	589,505
IGM Financial Inc.	38,814	1,191,192
Imperial Oil Ltd.	128,992	6,575,036
Innergex Renewable Energy Inc.	104,878	1,075,989
Intact Financial Corp.	94,495	14,293,690
Interfor Corp.(a)	52,918	830,377
InterRent REIT	46,968	449,279
Ivanhoe Mines Ltd., Class A(a)	263,573	2,285,849
Keyera Corp.	118,065	2,778,102
Killam Apartment REIT	51,093	634,679
Kinaxis Inc.(a)	12,245	1,681,592
Kinross Gold Corp.	725,571	3,657,711
Knight Therapeutics Inc.(a)	83,613	277,712
Labrador Iron Ore Royalty Corp.	40,861	921,359
Laurentian Bank of Canada(b)	19,332	459,596
Lightspeed Commerce Inc.(a)	88,985	1,169,740
Linamar Corp.	35,372	1,681,335
Lithium Americas Corp.(a)(b)	80,665	1,612,288
Loblaw Companies Ltd.	93,414	8,786,025
Lundin Mining Corp.	430,723	3,290,389
MAG Silver Corp.(a)	60,854	791,414
Magna International Inc.	147,775	7,704,784
Manulife Financial Corp.	1,025,638	20,250,077
Maple Leaf Foods Inc.	38,570	790,274
MEG Energy Corp.(a)	136,108	2,266,374
Methanex Corp.	44,543	1,993,972
Metro Inc.	140,200	7,990,733
MTY Food Group Inc.	16,847	731,402
National Bank of Canada	180,272	13,442,728
NexGen Energy Ltd.(a)	600,789	2,336,907
NFI Group Inc.(b)	43,318	252,903
North West Co. Inc. (The)	37,056	1,086,914
Northland Power Inc.	145,840	3,580,203
NorthWest Healthcare Properties REIT	116,602	701,411
Novagold Resources Inc.(a)	106,115	574,886
Nutrien Ltd.	287,452	19,941,406

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Nuvei Corp.(a)(c)	43,638	$1,772,124
NuVista Energy Ltd.(a)	226,249	1,963,825
OceanaGold Corp.	330,996	757,344
Onex Corp.	50,034	2,304,035
Open Text Corp.	165,972	6,285,584
Osisko Gold Royalties Ltd.	78,219	1,271,272
Pan American Silver Corp.	251,607	4,479,286
Parex Resources Inc.	58,363	1,185,051
Parkland Corp.	100,988	2,381,494
Pason Systems Inc.	77,944	678,849
Pembina Pipeline Corp.	292,325	9,622,980
Peyto Exploration & Development Corp.	104,781	954,347
Power Corp. of Canada	313,161	8,388,097
PrairieSky Royalty Ltd.	118,545	1,870,681
Premium Brands Holdings Corp.	18,198	1,366,143
Primo Water Corp.	134,368	2,041,033
Prinmaris REIT	94,246	929,348
Quebecor Inc., Class B	99,447	2,566,824
Restaurant Brands International Inc.	151,825	10,643,494
Richelieu Hardware Ltd.	29,771	895,206
RioCan REIT	62,945	974,710
Ritchie Bros Auctioneers Inc.	96,443	5,518,147
Rogers Communications Inc., Class B, NVS	204,310	10,094,484
Royal Bank of Canada	735,316	73,002,439
Russel Metals Inc.	41,887	1,066,614
Sandstorm Gold Ltd.	104,974	603,570
Saputo Inc.	148,326	3,840,481
Seabridge Gold Inc.(a)	90,698	1,271,251
Shopify Inc., Class A(a)	628,743	30,461,446
Sienna Senior Living Inc.	125,197	1,007,231
SilverCrest Metals Inc.(a)	176,195	1,153,522
SmartCentres Real Estate Investment Trust	82,775	1,599,476
SNC-Lavalin Group Inc.	76,138	1,753,335
Spin Master Corp.(c)	16,133	459,038
SSR Mining Inc.	79,883	1,143,839
Stantec Inc.	58,963	3,544,264
Stella-Jones Inc.	48,901	1,913,666
Sun Life Financial Inc.	306,160	15,018,189
Suncor Energy Inc.	724,203	22,674,607
Superior Plus Corp.	81,483	604,424
Tamarack Valley Energy Ltd.	307,110	847,763
TC Energy Corp.	527,590	21,927,588
Teck Resources Ltd., Class B	277,000	12,902,882
TELUS Corp.	258,506	5,479,789
TELUS Corp., NVS	13,383	283,692
TFI International Inc.	42,755	4,607,953
Thomson Reuters Corp.	87,313	11,481,481
TMX Group Ltd.	35,634	3,609,032
Torex Gold Resources Inc.(a)	54,458	893,532
Toromont Industries Ltd.	43,681	3,529,687
Toronto-Dominion Bank (The)	962,620	58,310,679
Tourmaline Oil Corp.	173,694	7,803,634
TransAlta Corp.	124,134	1,106,793
TransAlta Renewables Inc.	48,417	452,061
Transcontinental Inc., Class A	23,578	253,905
Tricon Residential Inc.	182,529	1,463,088
Uni-Select Inc.(a)	34,512	1,185,510
Vermilion Energy Inc.	111,284	1,408,658
Wesdome Gold Mines Ltd.(a)	134,474	840,680
West Fraser Timber Co. Ltd.	27,678	2,002,025
Security	Shares	Value

Canada (continued)
Wheaton Precious Metals Corp.	235,814	$11,635,359
Whitecap Resources Inc.	326,172	2,571,146
Winpak Ltd.	27,570	919,577
WSP Global Inc.	68,452	9,034,138
		1,117,294,053
Denmark — 2.7%
ALK-Abello AS(a)	83,225	1,053,559
Ambu A/S, Class B(a)(b)	84,783	1,348,076
AP Moller - Maersk A/S, Class A	1,462	2,612,876
AP Moller - Maersk A/S, Class B, NVS	2,703	4,885,812
Bavarian Nordic A/S(a)(b)	50,419	1,386,567
Carlsberg AS, Class B	52,289	8,653,658
Chemometec A/S(a)	16,548	957,523
Chr Hansen Holding A/S	60,534	4,711,327
Coloplast A/S, Class B	70,932	10,219,940
D/S Norden A/S	20,015	1,257,676
Danske Bank A/S(a)	370,786	7,836,482
Demant A/S(a)	53,115	2,276,295
Dfds A/S	18,568	747,982
DSV A/S	102,856	19,357,734
FLSmidth & Co. A/S(b)	42,840	1,692,535
Genmab A/S(a)	37,309	15,332,675
GN Store Nord A/S(a)	85,731	2,288,665
H Lundbeck AS	198,650	1,051,775
H Lundbeck AS, Class A	49,410	248,347
ISS A/S	103,821	2,170,659
Jyske Bank A/S, Registered(a)	32,345	2,364,868
Netcompany Group A/S(a)(c)	24,219	937,326
NKT A/S(a)(b)	34,836	1,830,746
Novo Nordisk A/S, Class B	874,770	145,521,795
Novozymes A/S, Class B	110,113	5,732,778
Orsted AS(c)	110,693	9,934,705
Pandora A/S	59,698	5,525,755
Ringkjoebing Landbobank A/S	10,281	1,446,016
Rockwool A/S, Class B	4,456	1,079,254
Royal Unibrew A/S	27,017	2,414,890
Schouw & Co. A/S	7,471	636,062
SimCorp A/S	25,446	2,758,228
Sydbank AS	52,900	2,360,098
Topdanmark AS	18,851	995,139
Tryg A/S	120,248	2,841,818
Vestas Wind Systems A/S(a)	576,259	15,945,425
Zealand Pharma A/S(a)	34,934	1,181,467
		293,596,533
Finland — 0.9%
Cargotec OYJ, Class B	20,865	1,152,987
Citycon OYJ	47,363	357,885
Elisa OYJ	76,062	4,723,549
Fortum OYJ	253,037	3,779,356
Huhtamaki OYJ	69,664	2,511,110
Kemira OYJ	63,552	1,114,814
Kesko OYJ, Class B	162,069	3,378,789
Kojamo OYJ	80,103	994,605
Kone OYJ, Class B	179,504	10,240,836
Konecranes OYJ	31,120	1,218,966
Metsa Board OYJ, Class B(b)	139,206	1,003,792
Metso Outotec OYJ	390,435	4,310,685
Neste OYJ	227,890	11,044,557
Nokia OYJ	3,056,891	12,934,168

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokian Renkaat OYJ	95,404	$929,461
Orion OYJ, Class B	70,124	3,293,941
Outokumpu OYJ	221,586	1,207,991
QT Group OYJ(a)(b)	15,000	1,293,516
Sampo OYJ, Class A	253,282	12,845,185
Stora Enso OYJ, Class R	314,831	3,994,212
TietoEVRY OYJ	40,744	1,301,927
UPM-Kymmene OYJ	318,200	10,147,524
Uponor OYJ	31,874	850,594
Valmet OYJ	73,164	2,475,265
Wartsila OYJ Abp	248,695	2,884,149
YIT OYJ	62,726	162,380
		100,152,244
France — 10.0%
ABC arbitrage	45,380	303,026
Accor SA(a)	100,938	3,580,988
Aeroports de Paris(a)	16,238	2,580,315
Air France-KLM(a)	548,772	950,564
Air Liquide SA	277,034	49,835,726
Airbus SE	314,425	44,030,405
ALD SA(c)	103,362	1,245,189
Alstom SA	172,912	4,346,068
Alten SA	20,071	3,412,230
Amundi SA(c)	31,109	2,038,102
APERAM SA	24,549	910,212
ArcelorMittal SA	280,285	7,962,795
Arkema SA	36,112	3,573,030
Atos SE(a)(b)	66,546	922,504
AXA SA	1,001,010	32,673,150
BioMerieux	25,017	2,619,414
BNP Paribas SA	591,545	38,221,742
Bollore SE	518,073	3,499,772
Bouygues SA	124,531	4,560,230
Bureau Veritas SA	165,047	4,759,147
Capgemini SE	87,752	16,002,221
Carrefour SA	339,653	7,064,989
Casino Guichard Perrachon SA(a)(b)	41,770	355,460
CGG SA(a)(b)	417,985	312,800
Cie. de Saint-Gobain	271,371	15,710,944
Cie. Generale des Etablissements Michelin SCA	365,311	11,634,275
Cie. Plastic Omnium SA	41,178	729,040
Coface SA	54,470	833,741
Covivio	30,615	1,740,736
Credit Agricole SA	645,733	7,893,136
Danone SA	341,775	22,619,918
Dassault Aviation SA	14,533	2,840,006
Dassault Systemes SE	353,747	14,360,582
Edenred	139,228	9,046,150
Eiffage SA	44,730	5,323,936
Elior Group SA(a)(c)	119,008	414,080
Elis SA	124,959	2,482,163
Engie SA	963,839	15,425,556
Esker SA	5,203	792,106
EssilorLuxottica SA	152,120	30,116,722
Eurazeo SE	13,508	964,523
Euroapi SA(a)	56,212	675,113
Eurofins Scientific SE	71,551	4,997,824
Euronext NV(c)	48,666	3,870,370
Eutelsat Communications SA	127,212	845,663
Faurecia SE(a)	96,657	2,006,970
Security	Shares	Value

France (continued)
Fnac Darty SA	15,728	$592,996
Gaztransport Et Technigaz SA	14,540	1,554,925
Gecina SA	25,203	2,805,664
Getlink SE	233,601	4,365,825
Hermes International	16,890	36,669,464
ICADE	18,315	860,181
Imerys SA	19,360	795,859
Ipsen SA	23,601	2,861,979
IPSOS	25,806	1,399,216
JCDecaux SE(a)	71,404	1,580,734
Kering SA	38,876	24,894,896
Klepierre SA	123,468	3,127,459
Korian SA	34,374	298,237
La Francaise des Jeux SAEM(c)	54,782	2,341,483
Legrand SA	141,273	13,372,045
L’Oreal SA	127,846	61,099,775
LVMH Moet Hennessy Louis Vuitton SE	147,687	142,057,341
Maisons du Monde SA(b)(c)	15,797	166,626
Neoen SA(c)	49,692	1,491,917
Nexans SA	13,491	1,160,804
Nexity SA	18,797	493,137
Orange SA	1,040,402	13,541,784
Orpea SA(a)(b)	47,556	140,613
Pernod Ricard SA	109,317	25,246,661
Publicis Groupe SA	122,345	10,002,568
Remy Cointreau SA	13,141	2,273,762
Renault SA(a)	110,343	4,098,465
Rexel SA	116,347	2,695,016
Rubis SCA	59,840	1,768,496
Safran SA	179,628	27,935,699
Sanofi	608,678	65,596,186
Sartorius Stedim Biotech	14,898	3,991,154
Schneider Electric SE	285,042	49,708,990
SCOR SE	70,924	1,834,527
SEB SA	14,679	1,683,123
SES SA	220,075	1,365,044
Societe BIC SA	15,634	964,871
Societe Generale SA	426,157	10,350,613
Sodexo SA	49,658	5,321,750
SOITEC(a)	15,500	2,289,410
Sopra Steria Group SACA	7,366	1,594,469
SPIE SA	90,526	2,825,591
Teleperformance	31,302	6,255,878
Thales SA	57,250	8,736,543
TotalEnergies SE	1,326,040	84,733,838
Trigano SA	8,233	1,072,545
Ubisoft Entertainment SA(a)	55,576	1,627,663
Unibail-Rodamco-Westfield, New(a)(b)	65,424	3,508,428
Valeo	126,980	2,479,495
Vallourec SA(a)	72,187	824,609
Valneva SE(a)	78,341	380,713
Veolia Environnement SA	359,400	11,380,386
Verallia SA(c)	44,813	1,818,974
Vinci SA	286,397	35,424,792
Virbac SA	3,504	1,196,892
Vivendi SE	396,855	4,359,234
Wendel SE	17,841	2,001,390
Worldline SA/France(a)(c)	133,256	5,796,997
		1,101,901,365

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 6.7%
Aareal Bank AG(a)	44,084	$1,501,004
adidas AG	91,178	16,056,995
AIXTRON SE	61,115	1,730,279
Allianz SE, Registered	212,144	53,270,834
Amadeus Fire AG	6,436	948,630
Aroundtown SA	576,707	785,702
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	270,909
Aurubis AG	22,915	2,149,822
BASF SE	479,157	24,783,981
Bayer AG, Registered	521,481	34,415,808
Bayerische Motoren Werke AG	178,286	19,983,078
Bechtle AG	32,795	1,525,269
Beiersdorf AG	52,483	7,328,167
Brenntag SE	83,128	6,775,317
CANCOM SE	17,970	647,046
Carl Zeiss Meditec AG, Bearer	23,619	3,176,810
Ceconomy AG(a)	146,808	447,994
Commerzbank AG(a)	594,206	6,603,475
CompuGroup Medical SE & Co. KgaA	15,361	844,595
Continental AG	60,970	4,278,092
Covestro AG(a)(c)	98,419	4,317,685
CTS Eventim AG & Co. KGaA(a)	39,581	2,607,802
Daimler Truck Holding AG(a)	240,869	7,959,024
Delivery Hero SE(a)(c)	94,635	3,782,673
Dermapharm Holding SE	17,158	861,359
Deutsche Bank AG, Registered	1,091,795	12,001,753
Deutsche Boerse AG	100,482	19,162,794
Deutsche Lufthansa AG, Registered(a)	376,372	4,045,970
Deutsche Pfandbriefbank AG(c)	124,409	1,147,475
Deutsche Post AG, Registered	523,622	25,185,997
Deutsche Telekom AG, Registered	1,692,619	40,812,050
Duerr AG	30,638	1,063,046
E.ON SE	1,193,005	15,780,766
Eckert & Ziegler Strahlen- und Medizintechnik AG	13,965	722,248
Encavis AG	85,605	1,480,308
Evonik Industries AG	117,053	2,554,855
Evotec SE(a)	97,431	1,789,456
Fielmann AG	15,236	789,275
flatexDEGIRO AG(a)	64,236	692,308
Fraport AG Frankfurt Airport Services Worldwide(a)	26,420	1,422,910
Freenet AG	98,398	2,805,230
Fresenius Medical Care AG & Co. KGaA	109,612	5,318,808
Fresenius SE & Co. KGaA	224,247	6,497,326
GEA Group AG	100,778	4,739,878
Gerresheimer AG	15,868	1,729,094
Grand City Properties SA	46,268	386,408
GRENKE AG	14,268	511,723
Hamborner REIT AG	151,692	1,196,639
Hannover Rueck SE	32,113	6,861,232
HeidelbergCement AG	75,586	5,725,003
HelloFresh SE(a)	81,138	2,178,729
Henkel AG & Co. KGaA	69,150	5,113,936
HOCHTIEF AG	15,046	1,259,478
Hugo Boss AG	41,604	3,136,589
Hypoport SE(a)(b)	2,408	386,151
Infineon Technologies AG	694,804	25,302,519
Jenoptik AG	35,502	1,133,235
K+S AG, Registered	112,165	2,237,225
KION Group AG	43,832	1,817,825
Knorr-Bremse AG	38,828	2,721,520
Security	Shares	Value

Germany (continued)
Krones AG	10,902	$1,432,468
LANXESS AG	47,290	1,926,916
LEG Immobilien SE	38,578	2,401,220
Mercedes-Benz Group AG	418,060	32,602,830
Merck KGaA	69,922	12,541,825
METRO AG(a)	98,297	836,009
MorphoSys AG(a)(b)	45,454	954,755
MTU Aero Engines AG	29,190	7,664,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	73,096	27,471,482
Nagarro SE(a)(b)	9,854	1,061,017
Nemetschek SE	37,909	2,963,094
Nordex SE(a)	84,446	1,016,997
Norma Group SE	16,634	395,693
PATRIZIA SE	16,106	173,143
Pfeiffer Vacuum Technology AG	2,239	373,764
ProSiebenSat.1 Media SE	130,986	1,176,280
Puma SE	59,243	3,471,525
Rational AG	2,385	1,727,383
Rheinmetall AG	23,761	6,959,425
RWE AG	358,903	16,827,612
SAP SE	552,378	74,745,654
Scout24 SE(c)	47,878	2,984,097
Siemens AG, Registered	405,105	66,774,391
Siemens Healthineers AG(c)	156,649	9,763,249
Siltronic AG	13,874	999,971
Sixt SE	10,737	1,332,133
Software AG	29,602	1,011,313
Stabilus SE	14,796	966,958
Stroeer SE & Co. KGaA	31,864	1,747,400
Suedzucker AG	70,223	1,418,573
Symrise AG	71,329	8,618,148
TAG Immobilien AG	93,081	797,045
TeamViewer AG(a)(c)	101,797	1,878,744
Telefonica Deutschland Holding AG	761,220	2,572,141
thyssenkrupp AG	272,086	1,957,989
TUI AG(a)(b)	222,706	1,426,206
United Internet AG, Registered	61,551	1,056,790
Varta AG(b)	13,060	338,706
VERBIO Vereinigte BioEnergie AG	17,925	667,597
Vitesco Technologies Group AG(a)	18,628	1,275,667
Volkswagen AG	17,785	2,985,972
Vonovia SE	379,209	8,224,483
Zalando SE(a)(c)	123,717	5,088,413
		739,371,590
Guernsey — 0.0%
Shurgard Self Storage Ltd.	19,615	1,014,227

Hong Kong — 2.3%
AIA Group Ltd.	6,358,600	69,226,532
ASMPT Ltd.	156,000	1,226,496
Bank of East Asia Ltd. (The)	1,064,200	1,402,519
BOC Hong Kong Holdings Ltd.	2,225,500	7,025,285
Budweiser Brewing Co. APAC Ltd.(b)(c)	988,000	2,854,539
Cafe de Coral Holdings Ltd.	136,000	190,493
Champion REIT(b)	1,104,000	460,820
CITIC Telecom International Holdings Ltd.	2,739,000	1,100,390
CK Asset Holdings Ltd.	1,105,500	6,536,956
CK Hutchison Holdings Ltd.	1,384,500	9,255,974
CK Infrastructure Holdings Ltd.	440,000	2,505,089

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	833,000	$6,202,286
Comba Telecom Systems Holdings Ltd.	2,466,000	482,606
Dah Sing Financial Holdings Ltd.	122,000	312,555
ESR Group Ltd.(c)	1,260,800	1,970,813
Futu Holdings Ltd., ADR(a)(b)	37,534	1,661,630
Galaxy Entertainment Group Ltd.(a)	1,160,000	8,256,057
Haitong International Securities Group Ltd.(a)(b)	1,037,300	87,559
Hang Lung Group Ltd.	300,000	527,407
Hang Lung Properties Ltd.	1,105,000	2,019,859
Hang Seng Bank Ltd.	413,200	6,124,799
Health and Happiness H&H International Holdings Ltd.	133,000	227,758
Henderson Land Development Co. Ltd.	928,572	3,306,389
HKBN Ltd.	534,000	376,818
HKT Trust & HKT Ltd., Class SS	2,187,000	2,874,312
Hong Kong & China Gas Co. Ltd.(b)	6,167,482	5,476,296
Hong Kong Exchanges & Clearing Ltd.	615,500	25,553,652
Hong Kong Technology Venture Co. Ltd.	340,000	213,866
Hongkong Land Holdings Ltd.(b)	651,100	2,897,678
Hysan Development Co. Ltd.	322,000	909,987
Jardine Matheson Holdings Ltd.	92,100	4,452,276
Johnson Electric Holdings Ltd.	145,000	162,119
K Wah International Holdings Ltd.	1,074,000	371,136
Kerry Logistics Network Ltd.	190,898	270,479
Kerry Properties Ltd.	513,500	1,324,884
Link REIT	1,459,600	9,547,077
Luk Fook Holdings International Ltd.	182,000	583,223
Man Wah Holdings Ltd.	1,271,200	1,069,381
Melco International Development Ltd.(a)	371,000	431,781
Melco Resorts & Entertainment Ltd., ADR(a)(b)	163,615	2,231,709
MTR Corp. Ltd.	702,500	3,510,056
New World Development Co. Ltd.	964,000	2,570,869
NWS Holdings Ltd.	1,366,000	1,183,176
Pacific Basin Shipping Ltd.	2,662,000	926,259
PCCW Ltd.	4,543,000	2,369,756
Power Assets Holdings Ltd.	684,000	3,908,580
Sands China Ltd.(a)	1,300,000	4,655,843
Sino Land Co. Ltd.	2,004,000	2,700,533
SITC International Holdings Co. Ltd.	637,000	1,178,248
SJM Holdings Ltd.(a)	1,333,000	694,134
Sun Hung Kai Properties Ltd.	716,500	9,976,031
Sunlight REIT	1,040,000	403,294
Swire Pacific Ltd., Class A	229,000	1,817,831
Swire Properties Ltd.	717,800	1,929,255
Techtronic Industries Co. Ltd.	720,000	7,789,311
Value Partners Group Ltd.(b)	1,334,000	423,400
Vitasoy International Holdings Ltd.	504,000	891,492
Vobile Group Ltd.(a)(b)	1,239,000	483,512
VTech Holdings Ltd.	101,800	611,160
WH Group Ltd.(c)	5,401,500	3,007,223
Wharf Real Estate Investment Co. Ltd.	977,000	5,634,080
Xinyi Glass Holdings Ltd.	1,098,000	2,008,834
Yue Yuen Industrial Holdings Ltd.	590,000	887,907
		251,272,269
Ireland — 0.6%
AIB Group PLC	489,314	2,104,332
Bank of Ireland Group PLC	573,141	5,927,949
Cairn Homes PLC(a)	987,005	1,113,683
CRH PLC	404,790	19,532,731
Flutter Entertainment PLC, Class DI(a)	88,114	17,606,726
Security	Shares	Value

Ireland (continued)
Glanbia PLC	140,977	$2,137,928
Glenveagh Properties PLC(a)(c)	1,268,347	1,322,122
Greencore Group PLC(a)	363,023	391,217
Greencore Group PLC	—	—
Kerry Group PLC, Class A	85,930	9,050,543
Kingspan Group PLC	82,015	5,683,618
Smurfit Kappa Group PLC	133,033	4,928,758
		69,799,607
Israel — 0.8%
Airport City Ltd.(a)	52,557	673,102
Alony Hetz Properties & Investments Ltd.	140,947	1,112,959
Amot Investments Ltd.	177,005	938,035
AudioCodes Ltd.	33,157	333,432
Azrieli Group Ltd.	34,737	2,025,729
Bank Hapoalim BM	672,125	5,790,081
Bank Leumi Le-Israel BM	794,369	6,296,710
Bezeq The Israeli Telecommunication Corp. Ltd.	790,520	1,076,235
Big Shopping Centers Ltd.(a)(b)	18,988	1,619,380
Check Point Software Technologies Ltd.(a)	55,311	7,044,409
CyberArk Software Ltd.(a)(b)	24,729	3,081,233
Delek Group Ltd.	5,972	650,560
Elbit Systems Ltd.	17,262	3,195,536
Electra Ltd./Israel	1,124	482,811
Energix-Renewable Energies Ltd.	395,163	1,175,980
Enlight Renewable Energy Ltd.(a)	108,130	1,791,982
Enlight Renewable Energy Ltd.(a)	2	25
First International Bank Of Israel Ltd. (The)	63,399	2,303,541
Fiverr International Ltd.(a)(b)	28,639	1,045,896
G City Ltd.	39,119	122,804
Gav-Yam Lands Corp. Ltd.	1	7
Harel Insurance Investments & Financial Services Ltd.	92,609	831,266
ICL Group Ltd.	433,498	2,692,380
Inmode Ltd.(a)	54,206	2,019,716
Isracard Ltd.	387,790	1,579,066
Israel Discount Bank Ltd., Class A	757,475	3,764,532
Kornit Digital Ltd.(a)	34,222	624,894
Mehadrin Ltd.(a)	—	1
Melisron Ltd.	23,287	1,556,782
Mivne Real Estate KD Ltd.	752,665	2,108,414
Mizrahi Tefahot Bank Ltd.	82,987	2,721,414
Nano Dimension Ltd., ADR(a)(b)	290,237	716,885
Nice Ltd.(a)	33,572	6,881,576
Nova Ltd.(a)	17,353	1,613,509
Paz Oil Co. Ltd.(a)(b)	8,161	768,809
Phoenix Holdings Ltd. (The)	74,552	799,821
Radware Ltd.(a)	31,475	634,221
Reit 1 Ltd.	193,984	831,584
Shapir Engineering and Industry Ltd.(b)	248,122	1,773,242
Shikun & Binui Ltd.(a)(b)	318,607	683,843
Shufersal Ltd.(b)	191,642	976,864
Strauss Group Ltd.(b)	43,554	971,172
Teva Pharmaceutical Industries Ltd., ADR(a)	613,829	5,358,727
Tower Semiconductor Ltd.(a)	53,439	2,356,224
Wix.com Ltd.(a)	33,875	2,954,916
ZIM Integrated Shipping Services Ltd.(b)	53,635	915,549
		86,895,854
Italy — 2.2%
A2A SpA	913,570	1,611,889

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
ACEA SpA	23,401	$343,179
Amplifon SpA	81,145	2,978,825
Anima Holding SpA(c)	118,248	491,370
Ascopiave SpA	48,700	155,904
Assicurazioni Generali SpA	564,174	11,750,682
Autogrill SpA(a)(b)	112,633	825,037
Azimut Holding SpA	50,275	1,122,946
Banca Generali SpA	30,187	1,002,177
Banca Mediolanum SpA	184,769	1,670,558
Banca Popolare di Sondrio SPA	407,618	1,851,716
Banco BPM SpA	855,569	3,478,810
BFF Bank SpA(c)	202,753	1,951,122
BPER Banca	552,349	1,551,381
Brembo SpA	176,020	2,586,443
Brunello Cucinelli SpA	17,859	1,710,042
Buzzi Unicem SpA	49,875	1,240,184
De’ Longhi SpA	40,741	946,655
DiaSorin SpA	11,854	1,287,495
Enav SpA(c)	146,032	686,269
Enel SpA	4,311,439	29,456,245
Eni SpA	1,328,790	20,074,586
ERG SpA	37,936	1,145,599
Ferrari NV	66,793	18,611,759
FinecoBank Banca Fineco SpA	317,219	4,808,306
Hera SpA	663,424	2,065,409
Infrastrutture Wireless Italiane SpA(c)	158,324	2,197,461
Interpump Group SpA	36,161	2,018,135
Intesa Sanpaolo SpA	8,603,474	22,621,899
Iren SpA	358,923	775,645
Italgas SpA	246,375	1,608,701
Leonardo SpA	226,360	2,697,508
Mediobanca Banca di Credito Finanziario SpA	351,018	3,769,646
Moncler SpA	117,131	8,688,914
Nexi SpA(a)(c)	314,613	2,608,705
Pirelli & C SpA(c)	178,859	936,868
Poste Italiane SpA(c)	283,334	2,948,641
Prysmian SpA	156,263	6,395,162
Recordati Industria Chimica e Farmaceutica SpA	68,669	3,161,001
Reply SpA	10,072	1,173,412
Saipem SpA(a)	588,292	899,927
Salvatore Ferragamo SpA	31,003	545,120
Snam SpA	1,098,959	6,107,658
Stellantis NV	1,196,614	19,847,724
Tamburi Investment Partners SpA	75,895	724,787
Technogym SpA(c)	103,634	945,685
Telecom Italia SpA/Milano(a)(b)	5,946,688	1,748,996
Tenaris SA	294,137	4,207,709
Terna - Rete Elettrica Nazionale	795,237	6,883,365
UniCredit SpA	1,021,312	20,237,785
Unipol Gruppo SpA	440,918	2,479,009
		241,634,051
Japan — 20.0%
77 Bank Ltd. (The)	101,200	1,645,297
ABC-Mart Inc.	21,200	1,204,769
Activia Properties Inc.	307	894,554
ADEKA Corp.	40,500	683,943
Advance Logistics Investment Corp.	900	912,234
Advance Residence Investment Corp.	202	524,110
Advantest Corp.	105,400	8,214,019
Aeon Co. Ltd.	369,300	7,527,072
Security	Shares	Value

Japan (continued)
Aeon Delight Co. Ltd.	17,500	$387,815
AEON Financial Service Co. Ltd.	115,800	1,031,502
Aeon Mall Co. Ltd.	47,800	644,465
AEON REIT Investment Corp.	767	879,326
AGC Inc.	104,200	3,885,082
Ai Holdings Corp.	17,600	308,122
Aica Kogyo Co. Ltd.	20,000	454,695
Aiful Corp.	485,300	1,319,995
Ain Holdings Inc.	15,500	644,549
Air Water Inc.	105,600	1,334,338
Aisin Corp.	88,100	2,585,863
Ajinomoto Co. Inc.	246,200	8,854,423
Alfresa Holdings Corp.	108,900	1,576,816
Alps Alpine Co. Ltd.	123,500	1,127,562
Amada Co. Ltd.	127,300	1,188,599
Amano Corp.	38,300	779,824
ANA Holdings Inc.(a)	38,400	837,621
Anritsu Corp.	69,500	636,377
Aozora Bank Ltd.(b)	49,800	893,361
Arcs Co. Ltd.	16,400	298,172
Ariake Japan Co. Ltd.	10,000	405,566
As One Corp.	17,000	720,197
Asahi Group Holdings Ltd.	232,800	8,994,012
Asahi Holdings Inc.	102,500	1,509,034
Asahi Intecc Co. Ltd.	115,800	2,095,544
Asahi Kasei Corp.	666,100	4,704,769
Asics Corp.	69,300	1,937,026
Astellas Pharma Inc.	1,068,600	16,097,987
Atom Corp.(a)(b)	131,800	811,756
Autobacs Seven Co. Ltd.	63,300	719,832
Awa Bank Ltd. (The)	13,900	207,900
Azbil Corp.	24,700	690,779
Bandai Namco Holdings Inc.	329,100	7,475,642
Bank of Kyoto Ltd. (The)	25,500	1,254,662
BayCurrent Consulting Inc.	77,300	2,686,947
Benefit One Inc.	42,500	584,982
Benesse Holdings Inc.	82,000	1,176,915
BeNext-Yumeshin Group Co.	79,900	1,183,655
Bic Camera Inc.(b)	83,500	698,600
BIPROGY Inc.	36,500	880,000
BML Inc.	19,300	433,448
Bridgestone Corp.	285,800	11,477,254
Brother Industries Ltd.	120,100	1,886,199
Calbee Inc.	55,200	1,193,684
Canon Inc.	541,300	12,892,329
Canon Marketing Japan Inc.	27,900	697,582
Capcom Co. Ltd.	77,800	2,923,537
Casio Computer Co. Ltd.	90,300	859,186
Central Glass Co. Ltd.	24,900	537,758
Central Japan Railway Co.	85,300	10,560,026
Change Inc.	40,300	681,789
Chiba Bank Ltd. (The)	259,700	1,695,848
Chiyoda Corp.(a)	199,100	587,374
Chubu Electric Power Co. Inc.	362,400	4,041,614
Chudenko Corp.	12,200	200,085
Chugai Pharmaceutical Co. Ltd.	385,600	9,950,654
Chugin Financial Group Inc., NVS	124,600	836,069
Chugoku Electric Power Co. Inc. (The)(a)	150,000	789,855
Citizen Watch Co. Ltd.	128,900	713,248
CKD Corp.	25,800	393,001

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Coca-Cola Bottlers Japan Holdings Inc.	101,700	$1,095,945
COLOPL Inc.	30,300	142,474
Colowide Co. Ltd.	35,100	537,754
Comforia Residential REIT Inc.	303	758,051
COMSYS Holdings Corp.	47,200	903,226
Comture Corp.	23,700	349,636
Concordia Financial Group Ltd.	742,400	2,816,932
Cosmo Energy Holdings Co. Ltd.	46,300	1,480,168
Cosmos Pharmaceutical Corp.	9,900	973,717
CRE Logistics REIT Inc.	1,150	1,583,489
Create Restaurants Holdings Inc.	107,700	785,881
Create SD Holdings Co. Ltd.	10,900	264,404
Credit Saison Co. Ltd.	59,000	817,440
CyberAgent Inc.	215,800	1,883,200
CYBERDYNE Inc.(a)(b)	124,400	257,115
Dai Nippon Printing Co. Ltd.	115,700	3,325,924
Daicel Corp.	128,300	1,011,499
Daido Steel Co. Ltd.	11,800	454,420
Daifuku Co. Ltd.	141,000	2,597,893
Daihen Corp.	12,500	411,642
Dai-ichi Life Holdings Inc.	522,400	9,717,041
Daiichi Sankyo Co. Ltd.	959,100	32,911,138
Daiichikosho Co. Ltd.	41,200	738,642
Daikin Industries Ltd.	129,800	23,575,713
Daio Paper Corp.	89,600	726,136
Daiseki Co.Ltd.	29,460	842,862
Daishi Hokuetsu Financial Group Inc.	17,200	383,294
Daito Trust Construction Co. Ltd.	24,500	2,322,053
Daiwa House Industry Co. Ltd.	350,100	8,923,516
Daiwa House REIT Investment Corp.	1,037	2,206,392
Daiwa Office Investment Corp.	146	634,635
Daiwa Securities Group Inc.	749,300	3,480,268
Daiwa Securities Living Investments Corp.	1,127	958,235
Daiwabo Holdings Co. Ltd.	96,400	1,818,992
DCM Holdings Co. Ltd.	108,500	1,136,572
DeNA Co. Ltd.(a)	40,300	566,003
Denka Co. Ltd.	38,400	769,054
Denso Corp.	227,200	13,714,607
Dentsu Group Inc.	115,400	4,158,418
Descente Ltd.	18,000	571,717
Dexerials Corp.	32,300	614,687
DIC Corp.	99,700	1,841,799
Digital Arts Inc.	8,900	331,289
Digital Garage Inc.	29,900	1,054,868
Dip Corp.	21,900	540,319
Disco Corp.	40,600	4,622,520
DMG Mori Co. Ltd.	51,600	827,801
Dowa Holdings Co. Ltd.	24,800	810,228
DTS Corp.	30,400	722,291
Duskin Co. Ltd.	14,100	345,903
Earth Corp.	10,000	366,537
East Japan Railway Co.(b)	147,000	8,411,575
Ebara Corp.	36,500	1,596,923
EDION Corp.	68,300	672,136
eGuarantee Inc.	21,900	340,332
Eiken Chemical Co. Ltd.	14,400	167,426
Eisai Co. Ltd.	131,200	7,570,673
Elecom Co. Ltd.	29,300	278,045
Electric Power Development Co. Ltd.	92,200	1,474,254
en Japan Inc.	12,900	231,559
Security	Shares	Value

Japan (continued)
ENEOS Holdings Inc.	1,703,900	$6,061,665
eRex Co. Ltd.	25,600	327,139
Euglena Co. Ltd.(a)	158,500	1,038,154
EXEO Group Inc.	50,800	942,599
Ezaki Glico Co. Ltd.	22,300	573,571
Fancl Corp.	40,900	707,801
FANUC Corp.	517,500	17,476,593
Fast Retailing Co. Ltd.	90,500	21,430,548
FCC Co. Ltd.	15,200	195,951
Ferrotec Holdings Corp.	28,700	649,093
Food & Life Companies Ltd.	49,100	1,182,632
FP Corp.	25,100	624,366
Freee KK(a)	25,300	723,915
Frontier Real Estate Investment Corp.	246	888,790
Fuji Corp./Aichi	37,500	628,994
Fuji Electric Co. Ltd.	82,300	3,322,079
Fuji Kyuko Co. Ltd.	14,900	572,337
Fuji Oil Holdings Inc.	21,300	329,069
Fuji Seal International Inc.	19,200	218,225
Fuji Soft Inc.	15,900	949,935
FUJIFILM Holdings Corp.	199,200	10,382,293
Fujikura Ltd.	137,200	935,445
Fujimi Inc.	13,500	699,350
Fujitec Co. Ltd.(b)	39,600	1,054,913
Fujitsu General Ltd.	45,300	1,165,310
Fujitsu Ltd.	107,000	14,260,662
Fujiya Co. Ltd.	20,500	380,596
Fukuoka Financial Group Inc.	97,800	1,842,070
Fukuoka REIT Corp.	390	468,589
Fukuyama Transporting Co. Ltd.	12,300	328,769
Funai Soken Holdings Inc.	21,000	402,561
Furukawa Electric Co. Ltd.	25,700	470,528
Fuso Chemical Co. Ltd.	7,600	211,491
Future Corp.	42,800	547,468
Fuyo General Lease Co. Ltd.	7,500	548,889
Giken Ltd.	7,600	119,448
Global One Real Estate Investment Corp.	295	228,265
Glory Ltd.	23,700	503,896
GLP J-Reit	2,260	2,582,219
GMO internet group Inc.	41,100	826,795
GMO Payment Gateway Inc.	14,100	1,102,786
GNI Group Ltd.(a)	37,700	284,134
Goldwin Inc.	17,400	1,581,000
Gree Inc.	79,100	409,784
GS Yuasa Corp.	32,500	571,992
GungHo Online Entertainment Inc.	35,200	675,807
Gunma Bank Ltd. (The)	196,200	671,874
H.U. Group Holdings Inc.	32,700	661,070
H2O Retailing Corp.	71,400	846,063
Hachijuni Bank Ltd. (The)	246,000	1,102,107
Hakuhodo DY Holdings Inc.	131,400	1,548,330
Hamakyorex Co. Ltd.	7,200	184,229
Hamamatsu Photonics KK	86,700	4,596,301
Hankyu Hanshin Holdings Inc.	112,600	3,515,517
Hankyu Hanshin REIT Inc.	325	348,288
Hanwa Co. Ltd.	17,000	526,406
Harmonic Drive Systems Inc.(b)	22,000	672,632
Haseko Corp.	124,300	1,517,495
Hazama Ando Corp.	77,600	512,261
Heiwa Corp.	49,400	975,359

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Heiwa Real Estate Co. Ltd.	18,400	$526,507
Heiwa Real Estate REIT Inc.	567	664,093
Heiwado Co. Ltd.	20,600	312,999
Hikari Tsushin Inc.	9,400	1,282,583
Hino Motors Ltd.(a)	135,000	531,916
Hioki E.E. Corp.	7,400	492,867
Hirogin Holdings Inc.	244,200	1,211,113
Hirose Electric Co. Ltd.	16,205	2,187,008
HIS Co. Ltd.(a)(b)	28,800	433,922
Hisamitsu Pharmaceutical Co. Inc.	23,100	638,936
Hitachi Construction Machinery Co. Ltd.	38,300	943,784
Hitachi Ltd.	500,000	27,657,307
Hitachi Zosen Corp.	120,100	744,825
Hogy Medical Co. Ltd.	9,400	235,470
Hokkaido Electric Power Co. Inc.(a)	89,600	337,533
Hokuetsu Corp.	101,700	672,648
Hokuhoku Financial Group Inc.	45,300	326,485
Hokuriku Electric Power Co.(a)	74,500	348,062
Honda Motor Co. Ltd.	860,900	22,833,669
Horiba Ltd.	17,900	986,159
Hoshino Resorts REIT Inc.	186	968,657
Hoshizaki Corp.	49,400	1,739,926
Hosiden Corp.	90,200	1,155,146
House Foods Group Inc.	29,100	639,854
Hoya Corp.	196,200	20,572,547
Hulic Co. Ltd.	53,500	460,638
Hulic Reit Inc.	529	609,516
Ibiden Co. Ltd.	60,200	2,368,642
Ichibanya Co.Ltd.	9,700	385,329
Ichigo Inc.	167,300	320,111
Ichigo Office REIT Investment Corp.	813	526,133
Idec Corp./Japan	33,200	813,014
Idemitsu Kosan Co. Ltd.	105,100	2,237,898
IHI Corp.	90,000	2,267,829
Iida Group Holdings Co. Ltd.	65,500	1,164,543
Inaba Denki Sangyo Co. Ltd.	22,100	493,625
Inabata & Co. Ltd.	18,100	369,476
Industrial & Infrastructure Fund Investment Corp.	1,500	1,719,025
Infocom Corp.	15,900	264,207
Infomart Corp.	117,400	252,352
Information Services International-Dentsu Ltd.	21,500	757,925
INFRONEER Holdings Inc.	142,452	1,125,169
Inpex Corp.	584,700	6,398,399
Internet Initiative Japan Inc.	80,900	1,674,163
Invincible Investment Corp.	5,214	2,251,183
Iriso Electronics Co. Ltd.	12,700	434,716
Isetan Mitsukoshi Holdings Ltd.	223,200	2,464,296
Isuzu Motors Ltd.	360,700	4,259,512
Ito En Ltd.	26,700	825,893
ITOCHU Corp.	639,400	21,212,005
Itochu Techno-Solutions Corp.	72,600	1,880,019
Itoham Yonekyu Holdings Inc.	233,400	1,279,215
Iwatani Corp.	22,900	1,084,149
Iyogin Holdings Inc., NVS	115,100	673,943
Izumi Co. Ltd.	15,200	357,443
J Front Retailing Co. Ltd.	213,400	2,244,382
JAFCO Group Co. Ltd.	39,300	500,765
Japan Airlines Co. Ltd.	47,800	911,861
Japan Airport Terminal Co. Ltd.	26,000	1,274,078
Japan Aviation Electronics Industry Ltd.	87,900	1,542,026
Security	Shares	Value

Japan (continued)
Japan Display Inc.(a)	1,091,400	$330,406
Japan Elevator Service Holdings Co. Ltd.	97,400	1,448,897
Japan Excellent Inc.	483	413,291
Japan Exchange Group Inc.	238,200	3,867,839
Japan Hotel REIT Investment Corp.	3,826	2,161,664
Japan Lifeline Co. Ltd.	26,400	181,589
Japan Logistics Fund Inc.	339	805,072
Japan Material Co. Ltd.	95,300	1,428,916
Japan Metropolitan Fund Invest	4,234	3,100,200
Japan Petroleum Exploration Co. Ltd.	26,500	881,769
Japan Post Bank Co. Ltd.	773,600	6,177,634
Japan Post Holdings Co. Ltd.	1,221,400	10,054,473
Japan Post Insurance Co. Ltd.	99,700	1,619,036
Japan Prime Realty Investment Corp.	443	1,151,875
Japan Real Estate Investment Corp.	361	1,430,426
Japan Securities Finance Co. Ltd.	84,700	639,232
Japan Steel Works Ltd. (The)	32,700	594,089
Japan Tobacco Inc.	622,800	13,400,707
JCR Pharmaceuticals Co. Ltd.	53,200	575,413
JCU Corp.	9,800	231,408
Jeol Ltd.	22,600	659,389
JFE Holdings Inc.	249,000	2,945,744
JGC Holdings Corp.	117,000	1,463,701
JINS Holdings Inc.	15,700	338,094
JMDC Inc.	19,300	691,879
Joyful Honda Co. Ltd.	94,500	1,258,959
JSR Corp.	105,700	2,452,603
JTEKT Corp.	124,200	1,025,643
JTOWER Inc.(a)(b)	6,000	258,759
Justsystems Corp.	19,000	502,075
Kadokawa Corp.	84,600	1,804,245
Kagome Co. Ltd.	44,300	1,075,997
Kajima Corp.	204,200	2,701,676
Kakaku.com Inc.	90,000	1,238,284
Kaken Pharmaceutical Co. Ltd.	11,600	319,408
Kamigumi Co. Ltd.	89,100	1,952,702
Kanamoto Co. Ltd.	12,100	202,712
Kandenko Co. Ltd.	127,700	962,186
Kaneka Corp.	16,100	428,319
Kanematsu Corp.	34,300	446,474
Kansai Electric Power Co. Inc. (The)	388,000	4,188,346
Kansai Paint Co. Ltd.	105,400	1,485,926
Kao Corp.	248,900	10,057,667
Katitas Co. Ltd.	25,100	490,175
Kato Sangyo Co. Ltd.	8,900	236,661
Kawasaki Heavy Industries Ltd.	92,300	2,007,917
Kawasaki Kisen Kaisha Ltd.	94,800	2,259,115
KDDI Corp.	865,500	27,019,292
Keihan Holdings Co. Ltd.	37,800	1,040,494
Keikyu Corp.	118,000	1,146,955
Keio Corp.	39,400	1,463,313
Keisei Electric Railway Co. Ltd.	96,100	3,391,264
Kenedix Office Investment Corp.	344	760,525
Kenedix Residential Next Investment Corp.	463	726,382
Kenedix Retail REIT Corp.	426	766,466
Kewpie Corp.	54,400	913,229
Keyence Corp.	105,100	47,395,483
KH Neochem Co. Ltd.	19,500	336,219
Kikkoman Corp.	91,200	5,402,113
Kinden Corp.	117,500	1,602,077

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kintetsu Group Holdings Co. Ltd.	95,000	$3,206,940
Kirin Holdings Co. Ltd.	424,500	6,896,136
Kissei Pharmaceutical Co. Ltd.	24,300	492,303
Ki-Star Real Estate Co. Ltd.	5,700	171,289
Kitz Corp.	132,200	904,091
Kiyo Bank Ltd. (The)	104,500	1,221,974
Kobayashi Pharmaceutical Co. Ltd.	20,900	1,304,202
Kobe Bussan Co. Ltd.	62,100	1,736,838
Kobe Steel Ltd.	172,300	1,283,780
Koei Tecmo Holdings Co. Ltd.	115,180	2,118,134
Kohnan Shoji Co. Ltd.	17,800	480,256
Koito Manufacturing Co. Ltd.	81,900	1,584,229
Kokuyo Co. Ltd.	38,800	554,479
Komatsu Ltd.	511,500	12,720,937
KOMEDA Holdings Co. Ltd.	56,300	1,062,650
Komeri Co. Ltd.	13,500	314,020
Konami Group Corp.	35,800	1,761,502
Konica Minolta Inc.	234,500	978,186
Kose Corp.	12,800	1,493,698
Kotobuki Spirits Co. Ltd.	12,900	952,597
K’s Holdings Corp.	70,600	625,744
Kubota Corp.	570,700	8,647,812
Kumagai Gumi Co. Ltd.	16,300	346,551
Kura Sushi Inc.(b)	14,600	349,474
Kuraray Co. Ltd.	131,900	1,233,478
Kureha Corp.	10,500	651,881
Kurita Water Industries Ltd.	48,100	2,015,816
Kusuri no Aoki Holdings Co. Ltd.	13,000	623,792
Kyocera Corp.	162,400	8,523,974
KYORIN Holdings Inc.	23,100	297,309
Kyoritsu Maintenance Co. Ltd.	28,500	1,150,434
Kyowa Kirin Co. Ltd.	126,700	2,819,250
Kyudenko Corp.	19,100	509,331
Kyushu Electric Power Co. Inc.(a)	216,400	1,260,074
Kyushu Financial Group Inc.	245,000	883,163
Kyushu Railway Co.	38,000	862,933
LaSalle Logiport REIT	859	1,020,494
Lasertec Corp.	39,200	5,333,004
Lawson Inc.	21,100	958,397
Leopalace21 Corp.(a)	222,900	588,160
Lintec Corp.	13,300	222,416
Lion Corp.	98,500	1,073,829
LITALICO Inc.	12,600	225,791
Lixil Corp.	137,800	2,169,114
M&A Capital Partners Co. Ltd.(a)	10,900	307,925
M3 Inc.	230,700	5,662,756
Mabuchi Motor Co. Ltd.	34,100	962,376
Macnica Holdings Inc.	39,400	1,082,723
Makino Milling Machine Co. Ltd.	15,700	574,257
Makita Corp.	113,400	3,199,092
Mandom Corp.	17,400	206,839
Mani Inc.	48,700	637,318
Marubeni Corp.	886,700	12,585,101
Maruha Nichiro Corp.	21,300	396,546
Marui Group Co. Ltd.	108,400	1,727,098
Maruichi Steel Tube Ltd.	39,500	893,533
Maruwa Co. Ltd./Aichi	8,600	1,096,714
Maruzen Showa Unyu Co. Ltd.	9,000	225,248
Matsui Securities Co. Ltd.	57,000	326,183
MatsukiyoCocokara & Co.	61,890	3,314,199
Security	Shares	Value

Japan (continued)
Mazda Motor Corp.	352,300	$3,188,133
McDonald’s Holdings Co. Japan Ltd.	20,700	862,367
Mebuki Financial Group Inc.	515,900	1,321,557
Medipal Holdings Corp.	98,400	1,503,347
Megachips Corp.(a)	16,200	384,162
Megmilk Snow Brand Co. Ltd.	18,200	261,220
Meidensha Corp.	20,500	278,494
MEIJI Holdings Co. Ltd.	100,200	2,417,797
Meiko Electronics Co. Ltd.(b)	14,900	300,673
Meitec Corp.	40,400	682,678
Menicon Co. Ltd.	37,800	802,845
Mercari Inc.(a)	65,800	1,131,545
Milbon Co. Ltd.	16,500	695,679
MINEBEA MITSUMI Inc.	197,500	3,657,428
Mirai Corp.	1,249	417,118
MIRAIT ONE corp.	39,000	484,432
MISUMI Group Inc.	130,700	3,297,194
Mitani Sekisan Co. Ltd.	6,700	236,756
Mitsubishi Chemical Group Corp.	624,500	3,663,717
Mitsubishi Corp.	698,000	25,878,947
Mitsubishi Electric Corp.	1,034,800	12,830,362
Mitsubishi Estate Co. Ltd.	607,500	7,487,013
Mitsubishi Estate Logistics REIT Investment Corp.	411	1,260,389
Mitsubishi Gas Chemical Co. Inc.	94,600	1,377,232
Mitsubishi HC Capital Inc.	396,230	2,056,725
Mitsubishi Heavy Industries Ltd.	159,100	6,033,109
Mitsubishi Logistics Corp.	45,200	1,120,020
Mitsubishi Materials Corp.	92,700	1,517,927
Mitsubishi Motors Corp.(a)	474,500	1,823,804
Mitsubishi UFJ Financial Group Inc.	6,409,200	40,118,598
Mitsui & Co. Ltd.	762,100	23,791,777
Mitsui Chemicals Inc.	102,600	2,595,883
Mitsui Fudosan Co. Ltd.	500,800	9,946,893
Mitsui Fudosan Logistics Park Inc.	368	1,382,787
Mitsui High-Tec Inc.	27,000	1,628,263
Mitsui Mining & Smelting Co. Ltd.	28,200	671,522
Mitsui OSK Lines Ltd.	202,000	5,007,703
Miura Co. Ltd.	40,600	1,081,473
Mixi Inc.	21,200	448,193
Mizuho Financial Group Inc.	1,253,450	18,169,796
Mizuho Leasing Co. Ltd.	19,600	549,236
Mochida Pharmaceutical Co. Ltd.	20,000	513,987
Monex Group Inc.(b)	113,100	429,505
Money Forward Inc.(a)	24,700	1,028,614
Monogatari Corp. (The)	29,700	624,286
MonotaRO Co. Ltd.	126,100	1,907,754
Mori Hills REIT Investment Corp.	770	870,251
Mori Trust Sogo REIT Inc.	2,421	1,274,222
Morinaga & Co. Ltd./Japan	25,400	752,741
Morinaga Milk Industry Co. Ltd.	16,600	624,340
MOS Food Services Inc.	19,200	441,129
MS&AD Insurance Group Holdings Inc.	218,700	7,178,237
Murata Manufacturing Co. Ltd.	280,600	15,920,170
Musashi Seimitsu Industry Co. Ltd.	13,200	177,928
Nabtesco Corp.	50,100	1,207,586
Nachi-Fujikoshi Corp.	23,300	658,468
Nagase & Co. Ltd.	46,900	738,917
Nagawa Co. Ltd.	4,500	210,131
Nagoya Railroad Co. Ltd.	86,600	1,397,042
Nakanishi Inc.	43,400	822,205

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nankai Electric Railway Co. Ltd.	95,900	$2,237,263
NEC Corp.	111,400	4,283,921
NEC Networks & System Integration Corp.	108,300	1,350,015
NET One Systems Co. Ltd.	52,400	1,235,507
Nexon Co. Ltd.	251,700	5,685,991
Nextage Co. Ltd.	46,200	838,088
NGK Insulators Ltd.	119,500	1,499,943
NGK Spark Plug Co. Ltd.	99,700	2,089,695
NH Foods Ltd.	85,700	2,500,981
NHK Spring Co. Ltd.	123,800	917,868
Nichias Corp.	25,300	511,678
Nichicon Corp.	39,900	378,222
Nichiha Corp.	12,200	257,768
Nichirei Corp.	54,000	1,107,815
Nidec Corp.	232,800	11,519,423
Nifco Inc./Japan	37,000	1,064,137
Nihon Kohden Corp.	38,900	1,076,309
Nihon M&A Center Holdings Inc.	147,300	1,125,938
Nihon Parkerizing Co. Ltd.	37,500	293,519
Nikkon Holdings Co. Ltd.	100,200	1,941,713
Nikon Corp.	143,800	1,486,471
Nintendo Co. Ltd.	619,600	26,195,058
Nippn Corp., New	72,800	946,371
Nippon Accommodations Fund Inc.	225	1,093,729
Nippon Building Fund Inc.	909	3,811,633
Nippon Ceramic Co. Ltd.	8,500	170,132
Nippon Densetsu Kogyo Co. Ltd.	14,800	191,922
Nippon Electric Glass Co. Ltd.	83,100	1,586,396
Nippon Express Holdings Inc.	30,400	1,783,931
Nippon Gas Co. Ltd.	65,000	914,062
Nippon Kayaku Co. Ltd.	62,900	570,611
Nippon Light Metal Holdings Co. Ltd.	99,270	1,040,143
Nippon Paint Holdings Co. Ltd.	481,100	4,340,599
Nippon Paper Industries Co. Ltd.(a)	34,800	278,839
Nippon Prologis REIT Inc.	988	2,250,735
NIPPON REIT Investment Corp.	193	453,051
Nippon Sanso Holdings Corp.	51,600	931,002
Nippon Seiki Co. Ltd.	98,900	629,434
Nippon Shinyaku Co. Ltd.	30,300	1,385,579
Nippon Shokubai Co. Ltd.	13,300	533,219
Nippon Soda Co. Ltd.	20,700	713,996
Nippon Steel Corp.	470,800	10,055,068
Nippon Suisan Kaisha Ltd.	149,600	654,122
Nippon Telegraph & Telephone Corp.	634,500	19,361,119
Nippon Yusen KK	244,100	5,770,253
Nipro Corp.	53,100	399,923
Nishimatsu Construction Co. Ltd.	19,600	515,049
Nishimatsuya Chain Co.Ltd.	39,600	469,640
Nishi-Nippon Financial Holdings Inc.	56,300	469,028
Nishi-Nippon Railroad Co. Ltd.	30,400	557,546
Nissan Chemical Corp.	86,400	3,839,793
Nissan Motor Co. Ltd.	1,306,900	4,765,525
Nissha Co. Ltd.	20,200	275,633
Nisshin Oillio Group Ltd. (The)	17,300	432,396
Nisshin Seifun Group Inc.	121,500	1,472,756
Nisshinbo Holdings Inc.	79,200	609,727
Nissin Foods Holdings Co. Ltd.	30,500	2,940,566
Nitori Holdings Co. Ltd.	38,500	4,902,429
Nitta Corp.	12,000	273,001
Nitto Boseki Co. Ltd.	11,200	156,456
Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	76,900	$4,971,448
Noevir Holdings Co. Ltd.	13,300	542,583
NOF Corp.	22,700	1,037,195
Nojima Corp.	37,400	401,212
NOK Corp.	36,300	489,181
Nomura Co. Ltd.	40,400	279,829
Nomura Holdings Inc.	1,465,600	5,254,030
Nomura Real Estate Holdings Inc.	34,700	864,690
Nomura Real Estate Master Fund Inc.	1,363	1,594,854
Nomura Research Institute Ltd.	192,300	4,838,181
NS Solutions Corp.	13,800	375,567
NSD Co. Ltd.	53,000	975,008
NSK Ltd.	234,100	1,321,709
NTN Corp.	490,600	1,211,859
NTT Data Corp.	376,700	5,116,770
NTT UD REIT Investment Corp.	663	638,966
Obayashi Corp.	359,700	2,998,736
OBIC Business Consultants Co. Ltd.	22,300	846,812
Obic Co. Ltd.	31,700	4,884,182
Odakyu Electric Railway Co. Ltd.	130,600	1,824,262
Ogaki Kyoritsu Bank Ltd. (The)	14,000	190,651
Ohsho Food Service Corp.	12,000	546,474
Oisix ra daichi Inc.(a)(b)	21,400	400,396
Oji Holdings Corp.	411,200	1,615,892
Okamura Corp.	16,100	171,897
Oki Electric Industry Co. Ltd.	60,600	328,723
Okinawa Electric Power Co. Inc. (The)(a)	20,200	164,750
OKUMA Corp.	9,900	439,625
Okumura Corp.	14,300	350,838
Olympus Corp.	713,400	12,489,077
Omron Corp.	102,700	6,024,291
One REIT Inc.	152	268,944
Ono Pharmaceutical Co. Ltd.	201,900	4,065,275
Open House Group Co. Ltd.	27,600	1,103,247
Oracle Corp. Japan	17,200	1,234,423
Organo Corp.	28,000	676,131
Orient Corp.	19,820	165,351
Oriental Land Co. Ltd./Japan	537,200	19,011,066
ORIX Corp.	644,700	10,967,973
Orix JREIT Inc.	1,201	1,552,523
Osaka Gas Co. Ltd.	185,500	3,068,392
OSG Corp.	40,700	571,741
Otsuka Corp.	39,800	1,448,682
Otsuka Holdings Co. Ltd.	211,700	7,202,194
Outsourcing Inc.	60,500	616,288
PALTAC Corp.	13,500	517,953
Pan Pacific International Holdings Corp.	205,900	3,847,639
Panasonic Holdings Corp.	1,277,900	12,036,256
Paramount Bed Holdings Co. Ltd.	23,900	423,813
Park24 Co. Ltd.(a)	98,000	1,514,794
Pasona Group Inc.	13,900	191,303
Penta-Ocean Construction Co. Ltd.	124,000	602,848
PeptiDream Inc.(a)	77,900	1,052,504
Persol Holdings Co. Ltd.	110,000	2,268,135
Pigeon Corp.	85,800	1,336,041
Pilot Corp.	20,000	666,544
PKSHA Technology Inc.(a)	23,900	332,345
Pola Orbis Holdings Inc.	38,900	540,715
Prestige International Inc.	119,300	520,726
Prima Meat Packers Ltd.	13,100	221,835

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Raito Kogyo Co. Ltd.	20,000	$294,995
Raksul Inc.(a)	37,400	380,787
Rakus Co. Ltd.	74,000	1,124,752
Rakuten Group Inc.	503,000	2,508,939
Recruit Holdings Co. Ltd.	774,300	21,721,891
Relo Group Inc.	48,000	746,226
Renesas Electronics Corp.(a)	626,200	8,160,920
Rengo Co. Ltd.	97,000	632,612
RENOVA Inc.(a)	30,800	436,263
Resona Holdings Inc.	1,267,600	6,317,668
Resorttrust Inc.	47,100	777,753
Ricoh Co. Ltd.	274,200	2,270,301
Riken Keiki Co. Ltd.	9,600	368,914
Rinnai Corp.	30,600	739,607
Rohm Co. Ltd.	31,000	2,333,932
Rohto Pharmaceutical Co. Ltd.	101,400	2,103,753
Rorze Corp.	10,300	763,065
Round One Corp.	124,800	539,856
RS Technologies Co. Ltd.	29,700	667,284
Ryohin Keikaku Co. Ltd.	117,700	1,238,596
Saizeriya Co. Ltd.	16,200	407,310
Sakai Moving Service Co. Ltd.	6,200	218,419
Sakata Seed Corp.	28,300	827,920
SAMTY Co. Ltd.	27,300	445,594
San-A Co. Ltd.	10,800	365,172
San-Ai Obbli Co. Ltd.	16,500	173,845
SanBio Co. Ltd.(a)(b)	15,800	72,877
Sangetsu Corp.	71,200	1,187,260
San-in Godo Bank Ltd. (The)	220,300	1,237,928
Sanken Electric Co. Ltd.	20,000	1,502,191
Sanki Engineering Co. Ltd.	20,500	226,637
Sankyo Co. Ltd.	42,900	1,892,591
Sankyu Inc.	25,100	885,269
Sanrio Co. Ltd.	63,500	2,938,898
Sansan Inc.(a)	45,700	612,990
Santen Pharmaceutical Co. Ltd.	129,300	1,087,882
Sanwa Holdings Corp.	102,700	1,124,888
Sapporo Holdings Ltd.(b)	56,200	1,567,874
Sato Holdings Corp.	7,600	128,609
Sawai Group Holdings Co. Ltd.	14,700	425,353
SBI Holdings Inc.	125,100	2,443,298
SCREEN Holdings Co. Ltd.	22,100	1,797,596
SCSK Corp.	79,400	1,198,766
Secom Co. Ltd.	106,900	6,845,234
Sega Sammy Holdings Inc.	114,500	2,140,179
Seibu Holdings Inc.	125,500	1,404,644
Seiko Epson Corp.	127,100	1,943,834
Seino Holdings Co. Ltd.	45,100	500,700
Seiren Co. Ltd.	28,900	480,517
Sekisui Chemical Co. Ltd.	136,200	1,938,460
Sekisui House Ltd.	354,000	7,277,759
Sekisui House Reit Inc.	2,111	1,196,597
Senko Group Holdings Co. Ltd.	119,600	854,700
Seria Co. Ltd.	29,700	527,974
Seven & i Holdings Co. Ltd.	397,900	18,031,810
Seven Bank Ltd.	779,800	1,596,241
SG Holdings Co. Ltd.	142,600	2,051,987
Sharp Corp./Japan(a)	99,600	709,849
Shibaura Machine Co. Ltd.	14,200	330,581
SHIFT Inc.(a)(b)	8,000	1,489,298
Security	Shares	Value

Japan (continued)
Shiga Bank Ltd. (The)	19,300	$402,320
Shikoku Electric Power Co. Inc.(a)	79,900	472,081
Shima Seiki Manufacturing Ltd.	22,800	311,824
Shimadzu Corp.	121,700	3,806,382
Shimamura Co. Ltd.	16,900	1,551,494
Shimano Inc.	36,300	5,613,882
Shimizu Corp.	202,300	1,235,447
Shin-Etsu Chemical Co. Ltd.	985,800	28,130,608
Shinko Electric Industries Co. Ltd.	43,600	1,294,551
Shinsei Bank Ltd.(a)	38,800	696,264
Shionogi & Co. Ltd.	131,000	5,864,154
Ship Healthcare Holdings Inc.	49,700	876,699
Shiseido Co. Ltd.	215,900	10,822,157
Shizuoka Financial Group Inc., NVS	199,900	1,506,776
SHO-BOND Holdings Co. Ltd.	33,700	1,440,201
Shochiku Co. Ltd.	4,900	439,978
Shoei Co. Ltd.	52,200	968,367
Showa Denko KK	98,600	1,561,355
Skylark Holdings Co. Ltd.(a)(b)	100,800	1,352,460
SMC Corp.	30,000	14,962,345
SMS Co. Ltd.	50,900	1,196,155
SoftBank Corp.	1,563,200	17,599,771
SoftBank Group Corp.	628,600	23,574,017
Sohgo Security Services Co. Ltd.	31,800	888,150
Sojitz Corp.	125,960	2,652,908
Sompo Holdings Inc.	151,200	6,309,514
Sony Group Corp.	670,000	60,617,379
Sosei Group Corp.(a)(b)	51,900	1,022,550
SOSiLA Logistics REIT Inc.	884	879,093
Sotetsu Holdings Inc.	101,900	1,940,245
S-Pool Inc.	95,400	442,547
Square Enix Holdings Co. Ltd.	30,500	1,500,878
Stanley Electric Co. Ltd.	82,200	1,854,259
Star Asia Investment Corp.	1,415	579,203
Starts Corp. Inc.	15,900	300,475
Subaru Corp.	273,200	4,459,119
Sugi Holdings Co. Ltd.	17,800	755,162
SUMCO Corp.	150,800	2,076,765
Sumitomo Bakelite Co. Ltd.	19,300	738,089
Sumitomo Chemical Co. Ltd.	863,200	2,916,942
Sumitomo Corp.	620,000	11,112,170
Sumitomo Electric Industries Ltd.	397,400	5,071,721
Sumitomo Forestry Co. Ltd.	57,400	1,240,082
Sumitomo Heavy Industries Ltd.	46,000	1,111,452
Sumitomo Metal Mining Co. Ltd.	126,900	4,683,714
Sumitomo Mitsui Construction Co. Ltd.	125,700	356,379
Sumitomo Mitsui Financial Group Inc.	717,600	29,330,911
Sumitomo Mitsui Trust Holdings Inc.	159,400	5,746,003
Sumitomo Osaka Cement Co. Ltd.	12,700	357,176
Sumitomo Pharma Co., Ltd.	114,400	717,704
Sumitomo Realty & Development Co. Ltd.	124,800	2,913,984
Sumitomo Rubber Industries Ltd.	121,700	1,116,222
Sumitomo Warehouse Co. Ltd. (The)	99,800	1,658,005
Sundrug Co. Ltd.	66,000	1,819,133
Suntory Beverage & Food Ltd.	49,800	1,874,740
Suruga Bank Ltd.	220,700	837,122
Suzuken Co. Ltd.	34,400	979,048
Suzuki Motor Corp.	202,200	7,050,400
Sysmex Corp.	88,900	5,718,331
Systena Corp.	134,500	278,201

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
T Hasegawa Co. Ltd.	19,300	$459,487
T&D Holdings Inc.	259,100	3,173,029
Tadano Ltd.	119,400	934,604
Taiheiyo Cement Corp.	87,900	1,576,147
Taikisha Ltd.	14,800	400,956
Taisei Corp.	99,700	3,390,887
Taisho Pharmaceutical Holdings Co. Ltd.	14,800	639,151
Taiyo Holdings Co. Ltd.	22,500	406,722
Taiyo Yuden Co. Ltd.	44,400	1,359,467
Takara Bio Inc.	35,100	442,901
Takara Holdings Inc.	81,400	641,450
Takasago Thermal Engineering Co. Ltd.	39,600	664,935
Takashimaya Co. Ltd.	118,400	1,749,043
Takeda Pharmaceutical Co. Ltd.	831,054	27,557,032
Takeuchi Manufacturing Co. Ltd.	28,600	784,888
Takuma Co. Ltd.	103,400	1,081,750
TDK Corp.	213,400	7,336,457
TechnoPro Holdings Inc.	43,100	1,175,926
Teijin Ltd.	79,300	885,697
Terumo Corp.	377,300	11,298,543
THK Co.Ltd.	80,400	1,803,769
TIS Inc.	118,400	3,251,230
TKC Corp.	19,000	513,520
Toagosei Co. Ltd.	116,300	1,005,499
Tobu Railway Co. Ltd.	94,700	2,417,293
Tocalo Co. Ltd.	107,900	1,013,311
Toda Corp.	88,900	520,116
Toei Co. Ltd.	2,700	363,555
Toho Co. Ltd./Tokyo	30,300	1,203,714
Toho Gas Co. Ltd.	34,800	651,121
Toho Holdings Co. Ltd.	20,600	410,990
Tohoku Electric Power Co. Inc.(a)	235,400	1,210,317
Tokai Carbon Co. Ltd.	144,000	1,308,629
TOKAI Holdings Corp.	74,900	486,537
Tokai Rika Co. Ltd.	108,200	1,494,675
Tokai Tokyo Financial Holdings Inc.	376,500	974,605
Tokio Marine Holdings Inc.	1,015,200	20,412,644
Tokuyama Corp.	20,100	327,813
Tokyo Century Corp.	15,400	529,793
Tokyo Electric Power Co. Holdings Inc.(a)	904,100	3,241,572
Tokyo Electron Ltd.	248,100	28,408,811
Tokyo Gas Co. Ltd.	202,400	4,145,764
Tokyo Kiraboshi Financial Group Inc.	7,900	160,925
Tokyo Ohka Kogyo Co. Ltd.	16,600	866,573
Tokyo Seimitsu Co. Ltd.	47,000	1,733,924
Tokyo Steel Manufacturing Co. Ltd.	82,900	834,243
Tokyo Tatemono Co. Ltd.	94,400	1,195,575
Tokyu Construction Co. Ltd.	84,500	448,024
Tokyu Corp.	223,000	3,147,874
Tokyu Fudosan Holdings Corp.	245,700	1,246,877
Tokyu REIT Inc.	441	589,147
Tomy Co. Ltd.	104,600	1,181,900
Topcon Corp.	52,800	752,093
Toppan Inc.	130,600	2,776,393
Toray Industries Inc.	752,800	4,266,343
Toridoll Holdings Corp.	36,700	782,791
Toshiba Corp.	214,100	6,898,254
Toshiba TEC Corp.	17,300	502,449
Tosoh Corp.	119,200	1,592,546
Totetsu Kogyo Co. Ltd.	9,700	193,807
Security	Shares	Value

Japan (continued)
TOTO Ltd.	88,300	$3,020,012
Towa Pharmaceutical Co. Ltd.	12,100	172,706
Toyo Gosei Co. Ltd.(b)	3,600	205,077
Toyo Ink SC Holdings Co. Ltd.	17,600	284,029
Toyo Seikan Group Holdings Ltd.	112,000	1,582,105
Toyo Suisan Kaisha Ltd.	35,100	1,567,108
Toyo Tire Corp.	42,900	511,111
Toyobo Co. Ltd.	30,300	228,719
Toyoda Gosei Co. Ltd.	20,900	358,432
Toyota Boshoku Corp.	34,600	547,674
Toyota Industries Corp.	87,700	5,096,939
Toyota Motor Corp.	5,574,500	76,538,018
Toyota Tsusho Corp.	107,200	4,456,013
Trancom Co. Ltd.	2,400	120,457
Transcosmos Inc.	11,100	258,989
TRE Holdings Corp.	24,100	211,156
Trend Micro Inc./Japan	72,600	3,547,488
Tri Chemical Laboratories Inc.	26,000	420,522
Trusco Nakayama Corp.	23,200	403,013
TS Tech Co. Ltd.	38,900	524,545
Tsubakimoto Chain Co.	12,800	317,040
Tsumura & Co.	36,400	738,608
Tsuruha Holdings Inc.	22,300	1,460,554
UACJ Corp.	14,400	287,391
UBE Corp.	101,800	1,614,895
Ulvac Inc.	42,600	1,691,153
Unicharm Corp.	214,800	8,671,457
United Urban Investment Corp.	1,215	1,349,038
Universal Entertainment Corp.(a)	23,800	501,028
Ushio Inc.	59,300	737,666
USS Co. Ltd.	117,700	1,977,829
UT Group Co. Ltd.(a)	16,900	323,502
Valor Holdings Co. Ltd.	17,900	274,029
ValueCommerce Co. Ltd.	15,000	145,296
Visional Inc.(a)	10,900	571,636
Wacoal Holdings Corp.	23,700	460,860
Wacom Co. Ltd.	195,700	994,015
WealthNavi Inc.(a)(b)	18,400	161,888
Welcia Holdings Co. Ltd.	98,200	2,056,018
West Holdings Corp.	16,600	395,757
West Japan Railway Co.	106,300	4,607,228
Yakult Honsha Co. Ltd.	82,900	6,235,236
Yamada Holdings Co. Ltd.	354,400	1,234,988
Yamaguchi Financial Group Inc.	153,200	941,985
Yamaha Corp.	87,100	3,432,577
Yamaha Motor Co. Ltd.	137,400	3,562,952
Yamato Holdings Co. Ltd.	127,600	2,191,860
Yamato Kogyo Co. Ltd.	26,100	1,025,392
Yamazaki Baking Co. Ltd.	62,000	830,748
Yaoko Co. Ltd.	10,800	566,132
Yaskawa Electric Corp.	120,800	4,919,656
Yokogawa Bridge Holdings Corp.	17,200	281,499
Yokogawa Electric Corp.	116,300	1,888,804
Yokohama Rubber Co. Ltd. (The)	86,000	1,869,691
Yoshinoya Holdings Co. Ltd.	37,500	693,342
Z Holdings Corp.	1,547,000	4,237,606
Zenkoku Hosho Co. Ltd.	21,500	790,214
Zensho Holdings Co. Ltd.	57,500	1,826,942
Zeon Corp.	85,200	879,079
Zojirushi Corp.	24,800	325,472

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZOZO Inc.	79,700	$1,677,234
		2,199,512,451
Netherlands — 3.6%
Aalberts NV	66,401	3,066,770
ABN AMRO Bank NV, CVA(c)	238,368	3,820,385
Adyen NV(a)(c)	11,856	19,050,838
Aegon NV	1,019,326	4,650,904
AerCap Holdings NV(a)	88,416	4,983,126
Akzo Nobel NV	95,907	7,956,277
Alfen Beheer BV(a)(b)(c)	16,424	1,328,856
Allfunds Group PLC	306,017	2,030,125
Arcadis NV	27,620	1,140,953
ASM International NV	26,265	9,535,493
ASML Holding NV	213,549	135,520,839
ASR Nederland NV	84,998	3,738,436
Basic-Fit NV(a)(b)(c)	31,483	1,335,096
BE Semiconductor Industries NV	35,314	3,178,741
Corbion NV	27,646	870,338
Davide Campari-Milano NV	324,724	4,184,870
Eurocommercial Properties NV	41,752	1,001,293
EXOR NV, NVS(a)	56,398	4,641,504
Flow Trades Ltd., NVS	32,711	810,275
Heineken Holding NV	62,990	6,045,854
Heineken NV	139,279	15,992,736
IMCD NV	33,015	4,970,054
ING Groep NV(a)	1,998,726	24,788,774
InPost SA(a)	177,116	1,900,959
Iveco Group NV(a)	130,260	1,172,047
JDE Peet’s NV	41,278	1,255,365
Just Eat Takeaway.com NV(a)(c)	91,389	1,602,598
Just Eat Takeaway.com NV(a)(c)	19,826	347,512
Koninklijke Ahold Delhaize NV	545,222	18,747,266
Koninklijke BAM Groep NV	131,867	288,979
Koninklijke KPN NV	1,788,663	6,523,048
Koninklijke Philips NV	456,069	9,628,533
Koninklijke Vopak NV	50,047	1,912,220
MFE-MediaForEurope NV, Class A	338,247	159,882
MFE-MediaForEurope NV, Class B	337,575	248,704
NN Group NV	142,301	5,306,456
NSI NV	8,271	190,023
OCI NV	51,171	1,348,373
Pharming Group NV(a)	951,400	1,073,188
PostNL NV	194,167	349,316
Prosus NV	436,821	32,688,865
QIAGEN NV(a)	126,143	5,641,209
Randstad NV	63,103	3,428,750
SBM Offshore NV	119,106	1,683,517
Shop Apotheke Europe NV(a)(c)	9,892	987,519
Signify NV(c)	79,684	2,661,161
Technip Energies NV	151,949	3,371,111
TKH Group NV	21,407	1,036,350
Universal Music Group NV	395,303	8,636,351
Wolters Kluwer NV	139,553	18,489,892
		395,321,731
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	478,790	1,748,720
Auckland International Airport Ltd.(a)	697,983	3,821,704
Chorus Ltd.	214,950	1,149,334
Contact Energy Ltd.	496,535	2,408,216
Security	Shares	Value

New Zealand (continued)
EBOS Group Ltd.	93,264	$2,559,445
Fisher & Paykel Healthcare Corp. Ltd.	326,018	5,592,155
Fletcher Building Ltd.	576,961	1,608,751
Goodman Property Trust	815,778	1,103,348
Infratil Ltd.	611,899	3,618,280
Mercury NZ Ltd.	283,112	1,112,042
Meridian Energy Ltd.	804,500	2,724,590
Ryman Healthcare Ltd.	426,640	1,401,539
SKYCITY Entertainment Group Ltd.	280,380	416,373
Spark New Zealand Ltd.	1,107,574	3,588,707
Summerset Group Holdings Ltd.	262,760	1,324,176
		34,177,380
Norway — 0.8%
Adevinta ASA(a)	192,118	1,479,876
Aker ASA, Class A	17,905	1,094,383
Aker BP ASA	172,624	4,126,717
Atea ASA	30,245	415,487
Austevoll Seafood ASA	62,187	585,643
Bakkafrost P/F	22,887	1,668,627
Borregaard ASA	51,199	856,679
DNB Bank ASA	490,571	8,629,182
DNO ASA	946,932	947,310
Entra ASA(c)	32,300	328,220
Equinor ASA	521,336	15,009,791
Frontline PLC, NVS(b)	107,129	1,661,956
Gjensidige Forsikring ASA	113,516	1,977,419
Golden Ocean Group Ltd.	129,956	1,197,125
Kahoot! ASA(a)(b)	345,682	902,427
Kongsberg Gruppen ASA	50,917	2,286,976
Leroy Seafood Group ASA	139,633	735,276
Mowi ASA	223,090	4,256,398
NEL ASA(a)(b)	906,522	1,245,776
Nordic Semiconductor ASA(a)	88,422	957,432
Norsk Hydro ASA	794,675	5,848,061
Orkla ASA	408,164	2,933,793
Salmar ASA	32,209	1,430,997
Scatec ASA(c)	65,407	427,607
Schibsted ASA, Class A	17,690	314,083
Schibsted ASA, Class B	80,776	1,307,916
SpareBank 1 SMN.	134,345	1,736,948
SpareBank 1 SR-Bank ASA	200,813	2,352,410
Storebrand ASA	358,992	2,769,807
Subsea 7 SA	176,646	2,019,153
Telenor ASA	355,308	4,433,584
TGS ASA	107,535	1,686,403
TOMRA Systems ASA	153,151	2,348,461
Veidekke ASA	47,333	544,525
Yara International ASA	98,246	3,956,251
		84,472,699
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	4,386,338	1,127,480
EDP - Energias de Portugal SA	1,435,453	7,909,343
Galp Energia SGPS SA	307,748	3,718,732
Jeronimo Martins SGPS SA	142,885	3,605,733
Navigator Co. SA (The)	215,938	792,581
NOS SGPS SA	139,885	614,708
REN - Redes Energeticas Nacionais SGPS SA	493,183	1,432,205
Sonae SGPS SA	877,932	1,001,148
		20,201,930

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 1.4%
CapitaLand Ascendas REIT	1,314,612	$2,828,944
CapitaLand Ascott Trust	1,902,449	1,544,606
CapitaLand China Trust(b)	703,380	586,614
CapitaLand Integrated Commercial Trust	2,711,835	4,140,804
Capitaland Investment Ltd/Singapore	1,466,600	4,105,341
CDL Hospitality Trusts	559,690	530,901
City Developments Ltd.	218,500	1,143,037
ComfortDelGro Corp. Ltd.	1,744,400	1,561,540
DBS Group Holdings Ltd.	947,100	23,402,797
ESR-LOGOS REIT	2,630,851	642,229
Frasers Centrepoint Trust	568,219	944,193
Frasers Logistics & Commercial Trust	1,730,687	1,756,542
Genting Singapore Ltd.	3,907,200	3,323,953
Golden Agri-Resources Ltd.	3,838,500	793,852
Grab Holdings Ltd., Class A(a)	766,424	2,230,294
Jardine Cycle & Carriage Ltd.	110,000	2,801,561
Keppel Corp. Ltd.	883,100	4,100,573
Keppel DC REIT(b)	629,250	1,017,410
Keppel Infrastructure Trust	4,094,500	1,505,135
Keppel REIT	976,800	638,805
Manulife US Real Estate Investment Trust	813,116	146,036
Mapletree Industrial Trust	1,161,940	2,077,104
Mapletree Logistics Trust	2,262,934	2,961,431
Mapletree Pan Asia Commercial Trust	1,300,200	1,722,308
NetLink NBN Trust	3,872,800	2,542,323
OUE Commercial Real Estate Investment Trust	1,187,948	290,034
Oversea-Chinese Banking Corp. Ltd.(b)	1,742,800	16,488,428
PARAGON REIT	878,450	616,592
Parkway Life REIT	201,800	587,728
SATS Ltd.(a)	465,563	889,359
Sea Ltd., ADR(a)(b)	196,386	14,958,722
Sembcorp Industries Ltd.	751,100	2,416,776
Sembcorp Marine Ltd.(a)	28,231,184	2,632,915
Silverlake Axis Ltd.	1,256,100	316,270
Singapore Airlines Ltd.	844,600	3,714,793
Singapore Exchange Ltd.	310,800	2,236,711
Singapore Post Ltd.(b)	846,300	324,209
Singapore Technologies Engineering Ltd.(b)	893,600	2,432,668
Singapore Telecommunications Ltd.	4,428,300	8,486,177
Starhill Global REIT(b)	1,020,100	402,112
Suntec REIT(b)	1,022,100	1,036,086
United Overseas Bank Ltd.	606,200	12,874,447
UOL Group Ltd.	216,500	1,129,453
Venture Corp. Ltd.	135,100	1,726,005
Wilmar International Ltd.	1,112,300	3,285,417
Yangzijiang Financial Holding Ltd.(a)	1,394,300	403,741
Yangzijiang Shipbuilding Holdings Ltd.	1,493,400	1,392,652
		147,689,628
Spain — 2.2%
Acciona SA	13,418	2,486,206
Acerinox SA	120,795	1,305,100
ACS Actividades de Construccion y Servicios SA	131,346	4,515,989
Aena SME SA(a)(c)	39,206	6,602,953
Almirall SA	61,459	629,152
Amadeus IT Group SA(a)	242,459	17,041,231
Applus Services SA	63,862	535,807
Banco Bilbao Vizcaya Argentaria SA	3,196,017	23,397,988
Banco de Sabadell SA	3,360,797	3,502,610
Banco Santander SA	8,910,112	31,301,908
Bankinter SA	471,323	2,787,035
Security	Shares	Value

Spain (continued)
Befesa SA(c)	28,717	$1,292,922
CaixaBank SA	2,399,392	8,881,605
Cellnex Telecom SA(c)	299,592	12,614,020
Cia. de Distribucion Integral Logista Holdings SA	55,335	1,502,726
Cie. Automotive SA	26,243	791,345
Construcciones y Auxiliar de Ferrocarriles SA	43,742	1,357,449
Ebro Foods SA	26,653	494,754
EDP Renovaveis SA	156,673	3,482,478
Enagas SA	23,187	464,220
Endesa SA	198,131	4,444,616
Faes Farma SA	212,682	749,719
Ferrovial SA	267,592	8,389,921
Fluidra SA	76,949	1,318,139
Gestamp Automocion SA(c)	98,954	427,863
Grifols SA(a)(b)	164,123	1,689,418
Iberdrola SA	3,282,463	42,534,481
Indra Sistemas SA	81,798	1,083,072
Industria de Diseno Textil SA	571,902	19,660,139
Inmobiliaria Colonial SOCIMI SA	206,927	1,322,777
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	551,266	508,748
Mapfre SA	662,883	1,327,838
Mediaset Espana Comunicacion SA(a)	67,564	224,686
Melia Hotels International SA(a)	67,704	437,148
Merlin Properties SOCIMI SA	227,806	2,014,215
Naturgy Energy Group SA	87,934	2,737,939
Neinor Homes SA(c)	16,719	169,436
Pharma Mar SA	15,094	626,627
Prosegur Cia. de Seguridad SA	77,588	148,850
Red Electrica Corp. SA	57,325	1,042,245
Repsol SA	743,819	10,926,478
Sacyr SA	245,816	813,344
Solaria Energia y Medio Ambiente SA(a)	56,324	888,607
Tecnicas Reunidas SA(a)(b)	29,875	277,204
Telefonica SA	2,783,684	12,644,019
Viscofan SA	25,110	1,721,208
		243,116,235
Sweden — 3.3%
AAK AB	127,700	2,573,553
AddTech AB, Class B	161,349	3,233,787
AFRY AB	55,248	1,038,600
Alfa Laval AB	158,731	5,823,416
Alleima AB, NVS(a)	157,033	806,125
Arjo AB, Class B	101,964	452,330
Assa Abloy AB, Class B	522,019	12,437,625
Atlas Copco AB, Class A	1,402,168	20,281,129
Atlas Copco AB, Class B	826,320	10,599,043
Avanza Bank Holding AB(b)	88,781	1,889,020
Axfood AB	46,440	1,152,509
Beijer Ref AB	210,062	3,436,117
Billerud AB	119,983	1,152,345
Biotage AB	57,304	712,837
Boliden AB	161,138	5,758,569
Bravida Holding AB(c)	106,322	1,294,443
Bure Equity AB	52,857	1,351,476
Castellum AB(b)	154,285	1,875,505
Catena AB	25,496	978,033
Cint Group AB(a)	132,385	208,210
Corem Property Group AB, Class B	762,613	605,190
Dios Fastigheter AB	78,123	557,522

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Dometic Group AB(c)	185,964	$1,332,921
Electrolux AB, Class B	138,055	2,082,572
Electrolux Professional AB, Class B	211,148	1,230,802
Elekta AB, Class B	237,301	1,995,273
Embracer Group AB(a)	391,979	2,046,387
Epiroc AB, Class A	361,312	7,238,189
Epiroc AB, Class B	196,678	3,386,428
EQT AB	189,407	4,079,477
Essity AB, Class B	322,946	9,786,965
Evolution AB(c)	94,843	12,671,824
Fabege AB	160,810	1,289,648
Fastighets AB Balder, Class B(a)	237,341	1,105,016
Fortnox AB	347,871	2,397,853
Getinge AB, Class B	135,228	3,432,204
Granges AB	65,788	654,336
H & M Hennes & Mauritz AB, Class B	385,399	5,650,250
Hexagon AB, Class B	1,028,783	11,779,263
Hexatronic Group AB	122,777	1,038,534
Hexpol AB	197,969	2,333,224
Holmen AB, Class B	37,102	1,403,561
Hufvudstaden AB, Class A	85,675	1,221,718
Husqvarna AB, Class B	281,365	2,428,526
Industrivarden AB, Class A	69,578	1,990,845
Industrivarden AB, Class C	118,223	3,376,039
Indutrade AB	125,604	3,015,991
Instalco AB	237,194	1,246,789
Intrum AB	43,504	393,829
Investment AB Latour, Class B	81,641	1,767,665
Investor AB, Class A	271,083	5,944,262
Investor AB, Class B	938,556	20,163,123
JM AB	25,094	402,852
Kindred Group PLC	144,351	1,776,547
Kinnevik AB, Class B(a)	132,797	2,181,584
L E Lundbergforetagen AB, Class B	27,252	1,307,581
Lifco AB, Class B	153,413	3,498,506
Lindab International AB	74,938	1,200,160
Loomis AB	73,382	2,348,868
Millicom International Cellular SA, SDR(a)(b)	108,569	1,947,324
MIPS AB	28,240	1,527,031
Modern Times Group MTG AB, Class B	88,387	710,559
Mycronic AB	100,900	2,144,415
NCC AB, Class B	59,749	594,149
Nibe Industrier AB, Class B	826,223	9,251,114
Nolato AB, Class B	235,366	1,305,825
Nordea Bank Abp	1,789,286	19,877,654
Nordnet AB publ	115,986	1,823,467
Nyfosa AB	79,830	547,065
Pandox AB	68,189	812,502
Peab AB, Class B	104,568	553,172
PowerCell Sweden AB(a)	45,051	382,412
Resurs Holding AB(c)	44,477	84,642
Saab AB, Class B	44,050	2,473,375
Sagax AB, Class B	116,280	2,852,204
Samhallsbyggnadsbolaget i Norden AB(b)	726,751	854,882
Sandvik AB	558,003	11,366,416
Sectra AB, NVS	114,603	1,809,617
Securitas AB, Class B(b)	223,499	2,003,286
Sinch AB(a)(c)	357,891	949,939
Skandinaviska Enskilda Banken AB, Class A	851,403	9,681,113
Skanska AB, Class B	185,001	3,025,961
Security	Shares	Value

Sweden (continued)
SKF AB, Class B	202,449	$3,666,688
SSAB AB, Class B	367,271	2,482,414
Stillfront Group AB(a)	373,968	796,774
Storskogen Group AB	747,354	681,179
Svenska Cellulosa AB SCA, Class B	346,611	4,755,404
Svenska Handelsbanken AB, Class A	751,665	6,644,557
Sweco AB, Class B	120,470	1,615,003
Swedbank AB, Class A	480,133	8,342,997
Swedish Orphan Biovitrum AB(a)	100,609	2,448,369
Tele2 AB, Class B	321,873	3,420,274
Telefonaktiebolaget LM Ericsson, Class B	1,525,529	8,399,093
Telia Co. AB	1,381,045	3,845,064
Thule Group AB(c)	94,305	2,727,639
Trelleborg AB, Class B	137,747	3,461,319
Troax Group AB	33,031	748,634
Viaplay Group AB, Class B(a)	38,537	984,738
Vitec Software Group AB, Class B	26,870	1,415,346
Vitrolife AB	36,265	816,496
Volvo AB, Class A	110,264	2,334,968
Volvo AB, Class B	833,063	17,128,359
Volvo Car AB, Class B(a)(b)	345,394	1,425,694
Wallenstam AB, Class B	209,935	833,039
Wihlborgs Fastigheter AB	257,140	2,078,447
		367,047,615
Switzerland — 8.8%
ABB Ltd., Registered	849,991	30,662,247
Accelleron Industries AG, NVS(a)	45,660	1,126,191
Adecco Group AG, Registered	92,917	3,196,024
Alcon Inc.	274,023	19,953,345
Allreal Holding AG, Registered	8,843	1,569,270
ALSO Holding AG, Registered	2,908	623,386
Bachem Holding AG, Class A	21,277	2,324,299
Baloise Holding AG, Registered	26,393	4,418,008
Banque Cantonale Vaudoise, Registered	18,340	1,929,816
Barry Callebaut AG, Registered	2,103	4,490,093
Belimo Holding AG, Registered	5,414	2,612,951
BKW AG	12,963	2,219,871
Bossard Holding AG, Class A, Registered	2,673	655,535
Bucher Industries AG, Registered	2,022	910,599
Burckhardt Compression Holding AG	2,147	1,325,744
Bystronic AG, Registered	512	369,569
Cembra Money Bank AG	17,357	1,393,873
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	602	7,432,967
Chocoladefabriken Lindt & Spruengli AG, Registered	43	5,300,259
Cie. Financiere Richemont SA, Class A, Registered	285,063	47,121,139
Clariant AG, Registered	133,910	2,233,646
Coca-Cola HBC AG, Class DI	100,024	3,053,401
Comet Holding AG, Registered	6,049	1,462,147
Credit Suisse Group AG, Registered(a)(b)	1,954,152	1,758,435
Daetwyler Holding AG, Bearer	3,364	851,219
DKSH Holding AG	11,975	953,819
dormakaba Holding AG	1,106	495,461
DSM-Firmenich AG(a)	91,658	11,994,522
Dufry AG, Registered(a)	42,507	1,965,066
Emmi AG, Registered	1,088	1,132,285
EMS-Chemie Holding AG, Registered	4,022	3,303,274
Flughafen Zurich AG, Registered	13,188	2,538,276
Forbo Holding AG, Registered	448	659,489
Galenica AG(c)	25,788	2,311,089

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	20,405	$11,621,911
Georg Fischer Ltd.	53,244	3,882,545
Givaudan SA, Registered	4,942	17,286,954
Gurit Holding AG(a)(b)	3,702	373,161
Helvetia Holding AG, Registered	24,967	3,734,870
Holcim AG	311,756	20,598,568
Huber + Suhner AG, Registered	13,516	1,113,301
Idorsia Ltd.(a)(b)	90,946	878,942
Inficon Holding AG, Registered	855	930,862
Interroll Holding AG, Registered	301	1,098,614
Intershop Holding AG	975	684,633
Julius Baer Group Ltd.	120,172	8,611,067
Kardex Holding AG, Registered	3,103	709,131
Kuehne + Nagel International AG, Registered	31,899	9,450,267
Landis+Gyr Group AG(b)	12,522	1,037,424
Logitech International SA, Registered	92,870	5,495,784
Lonza Group AG, Registered	39,890	24,877,003
Medmix AG(c)	22,906	543,526
Meyer Burger Technology AG(a)	1,865,338	1,201,450
Mobilezone Holding AG, Registered	44,809	685,731
Mobimo Holding AG, Registered	3,389	908,890
Nestle SA, Registered	1,459,631	187,255,420
Novartis AG, Registered	1,147,017	117,332,808
OC Oerlikon Corp. AG, Registered	149,342	836,217
Partners Group Holding AG	12,989	12,608,848
PSP Swiss Property AG, Registered	24,960	2,939,318
Roche Holding AG, Bearer	14,356	4,858,091
Roche Holding AG, NVS	372,231	116,560,469
Schindler Holding AG, Participation Certificates, NVS	19,168	4,283,505
Schindler Holding AG, Registered	17,056	3,643,550
Schweiter Technologies AG, NVS	343	273,717
SFS Group AG	8,841	1,155,258
SGS SA(b)	90,911	8,227,021
Siegfried Holding AG, Registered	1,887	1,454,327
Siemens Energy AG(a)	269,425	6,612,793
SIG Group AG	151,470	4,054,191
Sika AG, Registered	78,316	21,632,673
Softwareone Holding AG	62,317	940,023
Sonova Holding AG, Registered	28,902	9,165,579
St. Galler Kantonalbank AG, Class A, Registered	2,284	1,286,460
Stadler Rail AG	31,267	1,299,422
STMicroelectronics NV	364,049	15,572,954
Straumann Holding AG	60,183	9,054,566
Sulzer AG, Registered	11,482	962,163
Swatch Group AG (The), Bearer	16,191	5,554,523
Swatch Group AG (The), Registered	7,613	480,288
Swiss Life Holding AG, Registered	17,306	11,422,940
Swiss Prime Site AG, Registered	43,784	3,963,311
Swiss Re AG	169,649	17,084,318
Swisscom AG, Registered	14,357	9,856,804
Swissquote Group Holding SA, Registered	8,980	1,922,371
Tecan Group AG, Registered	6,881	2,998,551
Temenos AG, Registered	39,662	3,340,874
UBS Group AG, Registered	1,807,211	36,781,381
Valiant Holding AG, Registered	18,002	2,092,378
VAT Group AG(c)	17,647	6,225,675
Vontobel Holding AG, Registered	13,721	919,042
Zur Rose Group AG(a)(b)	7,411	324,261
Zurich Insurance Group AG	81,576	39,560,460
		964,608,499
Security	Shares	Value

United Kingdom — 13.6%
3i Group PLC	494,879	$11,010,581
888 Holdings PLC(a)	294,009	297,040
abrdn PLC	1,146,540	3,072,416
Admiral Group PLC	89,321	2,596,036
Airtel Africa PLC(c)	752,495	1,135,911
AJ Bell PLC	283,896	1,163,837
Anglo American PLC	669,671	20,635,353
Antofagasta PLC	223,126	4,103,956
AO World PLC(a)	292,742	284,003
Ascential PLC(a)	426,114	1,366,644
Ashmore Group PLC	530,954	1,627,479
Ashtead Group PLC	231,579	13,351,946
ASOS PLC(a)(b)	68,120	633,976
Associated British Foods PLC	184,938	4,556,609
Assura PLC	1,864,899	1,192,950
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	340,153	1,035,607
AstraZeneca PLC	827,988	121,849,143
Auto Trader Group PLC(c)	466,998	3,734,570
Aviva PLC	1,497,603	7,973,749
B&M European Value Retail SA	492,552	2,973,512
BAE Systems PLC	1,662,306	21,177,747
Balfour Beatty PLC	523,296	2,518,809
Barclays PLC	8,432,824	16,987,175
Barratt Developments PLC	546,052	3,435,438
Beazley PLC	327,901	2,460,065
Bellway PLC	70,387	2,134,096
Berkeley Group Holdings PLC	62,750	3,511,627
Big Yellow Group PLC	86,032	1,324,283
Bodycote PLC	122,111	1,059,662
boohoo Group PLC(a)	981,207	608,749
BP PLC	9,610,900	64,479,475
Breedon Group PLC	924,372	798,091
British American Tobacco PLC	1,132,203	41,830,140
British Land Co. PLC (The)	412,952	2,080,551
Britvic PLC	156,303	1,796,950
BT Group PLC	3,650,519	7,291,151
Bunzl PLC	174,040	6,928,024
Burberry Group PLC	210,537	6,872,345
Burford Capital Ltd.	127,034	1,671,011
Capita PLC(a)	1,757,338	767,245
Capital & Counties Properties PLC	961,948	1,424,118
Capricorn Energy PLC(a)	387,411	1,068,212
Carnival PLC(a)	94,493	780,326
Centamin PLC	972,854	1,262,646
Centrica PLC	3,393,805	4,876,731
Close Brothers Group PLC	85,029	971,887
CNH Industrial NV	561,380	7,899,647
Coats Group PLC	971,801	955,065
Coca-Cola Europacific Partners PLC	113,023	7,286,593
Compass Group PLC	936,749	24,712,339
Computacenter PLC	68,080	1,973,704
ConvaTec Group PLC(c)	812,779	2,246,986
Cranswick PLC	46,910	1,897,008
Crest Nicholson Holdings PLC	250,346	845,935
Croda International PLC	72,897	6,404,688
Currys PLC	871,534	626,316
CVS Group PLC	53,976	1,438,494
DCC PLC	53,812	3,348,018
Dechra Pharmaceuticals PLC	60,193	2,825,523
Deliveroo PLC(a)(c)	602,024	827,714

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Derwent London PLC	52,879	$1,596,421
Diageo PLC	1,193,132	54,426,014
Diploma PLC	62,288	2,110,740
Direct Line Insurance Group PLC	598,935	1,294,566
Domino’s Pizza Group PLC	354,998	1,313,377
Dowlais Group PLC(a)	794,496	1,323,989
Dr. Martens PLC	318,890	664,851
Drax Group PLC	241,143	1,908,044
DS Smith PLC	811,584	3,168,635
Dunelm Group PLC	96,790	1,394,004
easyJet PLC(a)	177,846	1,115,783
Elementis PLC(a)	532,641	840,762
EMIS Group PLC	51,184	1,049,792
Energean PLC	138,480	2,154,551
Entain PLC	318,741	5,807,863
Essentra PLC	218,594	568,344
Experian PLC	479,759	16,985,808
Fevertree Drinks PLC	64,599	1,100,866
Firstgroup PLC(b)	696,071	981,758
Frasers Group PLC(a)	191,401	1,849,632
Future PLC	76,100	1,079,847
Games Workshop Group PLC	18,566	2,317,371
Gamma Communications PLC	50,331	737,963
GB Group PLC	151,557	619,638
Genuit Group PLC	168,985	638,178
Genus PLC	42,363	1,432,307
Glencore PLC	5,477,743	32,333,115
Grafton Group PLC	136,811	1,492,205
Grainger PLC	402,531	1,308,208
Great Portland Estates PLC	144,786	970,756
Greatland Gold PLC(a)	5,961,850	602,402
Greggs PLC	49,230	1,748,448
GSK PLC	2,148,002	38,735,279
Haleon PLC	2,632,149	11,572,765
Halma PLC	197,678	5,749,146
Hammerson PLC	2,147,870	757,434
Harbour Energy PLC	280,907	873,848
Hargreaves Lansdown PLC	186,087	1,883,991
Hays PLC	994,515	1,426,784
Helios Towers PLC(a)	460,434	601,841
Hikma Pharmaceuticals PLC	83,919	1,943,628
Hill & Smith PLC	49,471	855,828
Hiscox Ltd.(b)	205,705	3,061,541
Howden Joinery Group PLC	330,721	2,850,940
HSBC Holdings PLC	10,646,165	76,730,597
Ibstock PLC(c)	467,011	995,997
IG Group Holdings PLC	222,139	2,050,680
IMI PLC	160,844	3,227,150
Impax Asset Management Group PLC	64,756	640,152
Imperial Brands PLC	478,082	11,834,481
Inchcape PLC	220,798	2,247,824
Indivior PLC, NVS(a)	96,544	1,853,042
Informa PLC	785,657	7,142,467
IntegraFin Holdings PLC	226,325	774,229
InterContinental Hotels Group PLC	96,826	6,657,436
Intermediate Capital Group PLC	170,129	2,793,494
International Distributions Services PLC	430,336	1,370,050
Intertek Group PLC	76,900	4,022,963
Investec PLC	421,619	2,350,331
IP Group PLC	522,190	369,476
Security	Shares	Value

United Kingdom (continued)
ITM Power PLC(a)(b)	325,775	$320,611
ITV PLC(b)	1,986,860	2,022,262
IWG PLC(a)	497,952	1,063,485
J D Wetherspoon PLC(a)	118,880	1,065,240
J Sainsbury PLC	956,411	3,323,533
JD Sports Fashion PLC	1,422,439	2,886,934
JET2 PLC(b)	94,266	1,455,857
John Wood Group PLC(a)	449,870	1,276,495
Johnson Matthey PLC	98,843	2,441,786
Jupiter Fund Management PLC	355,604	582,000
Kainos Group PLC	55,564	867,148
Keywords Studios PLC	67,025	2,280,111
Kingfisher PLC(b)	1,115,624	3,615,845
Lancashire Holdings Ltd.	217,343	1,675,245
Land Securities Group PLC	368,286	3,125,212
Learning Technologies Group PLC	582,584	823,683
Legal & General Group PLC	3,095,550	9,133,488
Liontrust Asset Management PLC	39,661	429,512
Lloyds Banking Group PLC	36,418,350	22,124,899
London Stock Exchange Group PLC	201,111	21,115,302
LondonMetric Property PLC	565,256	1,370,887
LXI REIT PLC	1,013,009	1,343,643
M&G PLC	1,342,045	3,468,564
Man Group PLC/Jersey	853,002	2,439,558
Marks & Spencer Group PLC(a)	1,011,264	2,092,401
Marshalls PLC	132,210	499,462
Mediclinic International PLC	280,334	1,757,321
Melrose Industries PLC	794,496	4,092,523
Mondi PLC	256,500	4,087,412
Moneysupermarket.com Group PLC	699,514	2,415,518
National Express Group PLC	515,660	788,086
National Grid PLC	1,889,496	27,091,452
NatWest Group PLC, NVS	2,698,719	8,889,843
Network International Holdings PLC(a)(c)	309,824	1,507,646
Next PLC	72,497	6,151,136
Ninety One PLC	426,205	970,032
NMC Health PLC, NVS(d)	12,146	—
Ocado Group PLC(a)	300,121	1,910,076
OSB Group PLC	323,299	2,024,285
Oxford Instruments PLC	29,153	1,011,210
Pagegroup PLC	270,211	1,542,077
Paragon Banking Group PLC	179,623	1,134,350
Pearson PLC	360,959	4,015,951
Penno Group PLC	148,295	1,603,758
Persimmon PLC	165,856	2,744,867
Petrofac Ltd.(a)(b)	327,999	294,526
Pets at Home Group PLC	299,944	1,455,138
Phoenix Group Holdings PLC	359,762	2,680,426
Playtech PLC(a)	175,716	1,275,516
Plus500 Ltd.	78,792	1,648,714
Primary Health Properties PLC	1,044,927	1,401,710
Provident Financial PLC	250,362	707,946
Prudential PLC	1,429,417	21,871,557
QinetiQ Group PLC	358,951	1,677,225
Quilter PLC(c)	987,827	1,057,467
Rathbones Group PLC	38,456	945,742
Reach PLC	236,313	250,954
Reckitt Benckiser Group PLC	375,499	30,343,989
Redrow PLC	192,821	1,257,113
RELX PLC	997,843	33,246,822

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Renishaw PLC	29,754	$1,349,632
Rentokil Initial PLC	1,334,510	10,624,375
RHI Magnesita NV	28,433	808,171
Rightmove PLC	460,707	3,334,632
Rio Tinto PLC	591,405	37,597,013
Rolls-Royce Holdings PLC(a)	4,400,297	8,429,515
Rotork PLC	444,449	1,831,701
RS GROUP PLC	281,453	3,265,431
RWS Holdings PLC	243,623	780,129
S4 Capital PLC(a)	218,946	402,501
Safestore Holdings PLC	141,314	1,761,525
Sage Group PLC (The)	480,330	4,953,611
Savills PLC	98,003	1,186,420
Schroders PLC	353,386	2,164,456
Segro PLC	680,196	7,161,052
Serco Group PLC	725,033	1,385,913
Severn Trent PLC	122,696	4,519,333
Shell PLC	3,771,316	115,885,582
Sirius Real Estate Ltd.	1,069,821	1,082,993
Smart Metering Systems PLC	147,223	1,467,229
Smith & Nephew PLC	456,379	7,516,453
Smiths Group PLC	204,605	4,326,301
Softcat PLC	89,619	1,509,970
Spectris PLC	62,175	2,944,459
Spirax-Sarco Engineering PLC	38,809	5,423,171
Spirent Communications PLC	485,861	1,104,667
SSE PLC	536,135	12,370,327
SSP Group PLC(a)	466,763	1,512,266
St. James’s Place PLC	284,912	4,332,971
Standard Chartered PLC	1,345,380	10,659,623
Synthomer PLC	267,026	402,349
Tate & Lyle PLC	220,184	2,257,732
Taylor Wimpey PLC	1,805,594	2,913,987
Team17 Group PLC(a)	136,798	622,354
Tesco PLC	4,012,575	14,186,267
TP ICAP Group PLC	701,523	1,499,668
Trainline PLC(a)(c)	283,187	887,603
Travis Perkins PLC	123,494	1,490,407
Tritax Big Box REIT PLC	899,023	1,756,471
Tullow Oil PLC(a)(b)	1,313,644	461,169
Unilever PLC	1,338,917	74,553,751
UNITE Group PLC (The)	177,846	2,145,939
United Utilities Group PLC	367,331	4,989,996
Vesuvius PLC	171,556	875,625
Victrex PLC	45,823	968,290
Virgin Money UK PLC	764,379	1,502,309
Vistry Group PLC	222,333	2,191,493
Vodafone Group PLC	13,971,342	16,781,332
Watches of Switzerland Group PLC(a)(c)	126,583	1,322,777
Weir Group PLC (The)	144,320	3,340,049
WH Smith PLC	93,251	1,849,735
Whitbread PLC	101,481	4,153,824
Wickes Group PLC	265,504	449,790
Workspace Group PLC	95,696	574,150
WPP PLC	604,686	7,047,263
YouGov PLC	89,063	951,405
		1,488,872,242

Total Common Stocks — 98.7%
(Cost: $9,984,033,429)		10,833,686,436
Security	Shares	Value

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,428	$2,490,273
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	60,530	7,579,501
Fuchs Petrolub SE, Preference Shares, NVS	54,615	2,157,671
Henkel AG & Co. KGaA, Preference Shares, NVS	94,609	7,648,998
Jungheinrich AG, Preference Shares, NVS	24,550	951,552
Porsche Automobil Holding SE, Preference Shares, NVS	84,652	4,714,883
Sartorius AG, Preference Shares, NVS	13,873	5,392,286
Volkswagen AG, Preference Shares, NVS	97,795	13,353,883
		44,289,047

Total Preferred Stocks — 0.4%
(Cost: $44,203,828)		44,289,047

Rights

Singapore — 0.0%
Keppel Infrastructure Trust,
(Expires 05/17/23, Strike Price SGD 0.47)	204,725	3,529

Spain — 0.0%
Faes Farma SA, (Expires 05/10/23)(a)(d)	183,252	24,635
Tecnicas Reunidas SA, (Expires 05/11/23, Strike Price Euro 6.15)(d)	29,875	32,162
		56,797

Total Rights — 0.0%
(Cost: $23,738)		60,326

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22,1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	5,339	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.1%
(Cost: $10,028,260,995)		10,878,035,809

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	106,095,778	106,127,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	1,480,000	1,480,000

Total Short-Term Securities — 1.0%
(Cost: $107,575,668)		107,607,607

Total Investments — 100.1%
(Cost: $10,135,836,663)		10,985,643,416

Liabilities in Excess of Other Assets — (0.1)%		(8,634,643)

Net Assets — 100.0%		$10,977,008,773

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$68,716,587	$37,373,525	(a)	$—	$9,047	$28,448	$106,127,607	106,095,778	$1,378,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	700,000	(a)	—	—	—	1,480,000	1,480,000	54,209		2
					$9,047	$28,448	$107,607,607		$1,432,280		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	133	06/08/23	$20,154	$793,279
SPI 200 Index	106	06/15/23	12,929	319,227
Euro STOXX 50 Index	670	06/16/23	31,946	722,511
FTSE 100 Index	197	06/16/23	19,467	454,767
				$2,289,784

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,252,247,008	$9,581,439,428	$—	$10,833,686,436
Preferred Stocks	—	44,289,047	—	44,289,047
Rights	—	3,529	56,797	60,326
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	107,607,607	—	—	107,607,607
	$1,359,854,615	$9,625,732,004	$56,797	$10,985,643,416
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,289,784	$—	$2,289,784

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt